As filed with the SEC on May 19, 2025
Registration No. ____________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ / Pre-Effective Amendment No. ___	/ / Post-Effective Amendment No. ___

HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd.,
Suite 200,
Novato, California 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Teresa M. Nilsen
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, California 94945
(Name and Address of Agent for Service)

Copy to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on June 18, 2025, pursuant to Rule 488.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The information contained in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED MAY 19, 2025

PRELIMINARY PRESIDENT’S LETTER

LISTED FUNDS TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202
866-590-9112
www.stfm.com

[•][•], 2025

Dear Fellow Shareholder:

We are writing to let you know about an important shareholder vote coming up for the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF”) (each, a “Target Fund” and together, the “Target Funds”), each a series of Listed Funds Trust (“LiFT”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Special meetings of the shareholders of each Target Fund will be held on [•], 2025, at the offices of LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The purpose of the meetings is to seek shareholder approval of an Agreement and Plan of Reorganization under which (1) STF Growth & Income ETF would be reorganized into the Hennessy Tactical Growth and Income ETF and (2) STF Growth ETF would be reorganized into the Hennessy Tactical Growth ETF (the Hennessy Tactical Growth and Income ETF and the Hennessy Tactical Growth ETF, each, an “Acquiring Fund” and together, the “Acquiring Funds”) (each, a “Reorganization” and, together, the “Reorganizations”). Each Acquiring Fund is a series of Hennessy Funds Trust, a Delaware statutory trust registered under the 1940 Act. Hennessy Advisors, Inc. (“Hennessy Advisors”) is the investment adviser to the Acquiring Funds. The enclosed package contains important information about the proposed Reorganizations. For each Reorganization to occur, shareholders like you must vote to approve the Agreement and Plan of Reorganization.

If a Target Fund’s shareholders approve its Reorganization, the assets of the Target Fund will be merged into the respective Acquiring Fund. Each Reorganization is contingent upon the other, meaning if only one of the Reorganizations is approved, and not the other, neither Reorganization will be consummated. Each newly created Acquiring Fund has the same investment objectives and investment strategies as its corresponding Target Fund. If the Reorganizations are approved, Hennessy Advisors will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Funds. The unitary management fees for the Acquiring Funds will be the same as the unitary management fees paid by the Target Funds and will remain the same for at least two years following the

Reorganizations. Each Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended.

STF Management, LP (“STFM”), the investment adviser to the Target Funds, recently completed a strategic review of the management and operations of the Target Funds and determined that it would be advisable to pursue the reorganization of the Target Funds into a fund family managed by an asset management firm with significant experience successfully managing and operating funds. Following this strategic review process, STFM identified Hennessy Advisors as an asset management firm that it believes can successfully manage the investments of the current shareholders of the Target Funds following the consummation of the proposed Reorganizations. The Acquiring Funds will be advised by Hennessy Advisors, which was founded in 1989 and, as of January 31, 2025, has assets under management of approximately $5 billion. STFM believes that Hennessy Advisors is focused on providing high‑quality investment management services and customer service to the Hennessy family of funds and that the Acquiring Funds and their shareholders will also benefit from such services. STFM further believes that the Target Funds’ investment strategies are well suited to be a part of, and will complement, the investment strategies represented by the current Hennessy family of funds.

The Board of Trustees of LiFT evaluated the proposed Reorganizations at a Board of Trustees meeting held on March 5, 2025, and following careful analysis and consideration, unanimously approved the Reorganizations and recommends that you vote “FOR” the applicable Reorganization. Please read the enclosed Proxy Statement/Prospectus and related materials carefully, and if you have any questions on the terms of the Reorganizations, please call the Target Funds at 866-590-9112.

If you are a shareholder of record as of the close of business on [•], 2025, you are entitled to vote at the special meetings and at any adjournments, postponements, or continuations thereof. While we welcome you to join us at the special meetings, we expect that most shareholders will cast their votes by proxy. No matter how large or small your holdings, your vote is extremely important. Whether or not you are planning to attend the special meetings, we ask that you vote your shares “FOR” the applicable Reorganization as soon as possible. Voting is easy and can be done in the following ways:

•	Simply complete, sign, and date the enclosed proxy card and return it in the postage prepaid envelope;
•	Call the toll-free telephone number listed on the enclosed proxy card and follow the instructions to vote your shares;
•	Vote via the Internet at the website shown on the enclosed proxy card; or
•	Vote in person at the special meetings of shareholders.

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Thank you for your investment and confidence in the Target Funds.

Sincerely,

____________________________________
Kacie Briody
President and Principal Executive Officer
Listed Funds Trust

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Reorganizations described in the Proxy Statement/Prospectus or the securities to be issued pursuant to the Reorganizations under the Proxy Statement/Prospectus or determined if the Proxy Statement/Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
______________________________

The enclosed Proxy Statement/Prospectus is dated [•][•], 2025, and is first being mailed to shareholders on or about [•][•], 2025.

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PRELIMINARY Q&A, SUBJECT TO CHANGE,
DATED MAY 19, 2025

LISTED FUNDS TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202
866-590-9112
www.stfm.com

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: [•][•], 2025

Question 1: What is this document and why did we send it to you?

Answer: This document includes a notice of special meetings of shareholders, a combined Proxy Statement/Prospectus, and a form of proxy. The Board of Trustees (the “Target Funds’ Board”) of Listed Funds Trust (“LiFT”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of LiFT, have approved an Agreement and Plan of Reorganization (the “Plan”) between Hennessy Funds Trust, a Delaware statutory trust registered under the 1940 Act, and LiFT pursuant to which (i) all of the assets of STF Growth & Income ETF will be transferred into the Hennessy Tactical Growth and Income ETF (the “Hennessy Growth and Income ETF”), a newly created series of Hennessy Funds Trust, in exchange for shares of the Hennessy Growth and Income ETF, which will be distributed pro rata by STF Growth & Income ETF to its shareholders, and the Hennessy Growth and Income ETF will continue the business, and assume the liabilities, of STF Growth & Income ETF; and (ii) all of the assets of STF Growth ETF will be transferred into the Hennessy Tactical Growth ETF (the “Hennessy Growth ETF”), a newly created series of Hennessy Funds Trust, in exchange for shares of the Hennessy Growth ETF, which will be distributed pro rata by STF Growth ETF to its shareholders, and the Hennessy Growth ETF will continue the business, and assume the liabilities, of STF Growth ETF (each, a “Reorganization” and, together, the “Reorganizations”) (the Hennessy Growth and Income ETF and the Hennessy Growth ETF, each, an “Acquiring Fund” and together, the “Acquiring Funds”).

Each newly created Acquiring Fund has the same investment objectives and investment strategies as its corresponding Target Fund. The Acquiring Funds are newly created funds that do not have any assets or liabilities. Each Acquiring Fund will be the successor to the accounting and performance information of its corresponding Target Fund after consummation of the Reorganizations.

Shareholder approval of the Plan is needed to proceed with each Reorganization, and special meetings of shareholders of the Target Funds will be held on [•], 2025, to consider whether to approve the Plan. The Target Funds’ Board is sending this document to you for your use in deciding whether to approve the Plan at the special meetings.

Your vote is extremely important, no matter how large or small your holdings. The Target Funds’ Board recommends that you vote “FOR” the applicable Reorganization.

Question 2: What is the reason for the Reorganization?

Answer: STF Management, LP (“STFM”), the investment adviser to the Target Funds, recently completed a strategic review of the management and operations of the Target Funds and determined that it would be advisable to pursue the reorganization of the Target Funds into a fund family managed by an asset management firm with significant experience successfully managing and operating funds. Following this strategic review process, STFM identified Hennessy Advisors, Inc. (“Hennessy Advisors”) as an asset management firm that it believes can successfully manage the investments of the current shareholders of the Target Funds following the consummation of the proposed Reorganizations. STFM believes that Hennessy Advisors is focused on providing high‑quality investment management services and customer service to the Hennessy family of funds and that the Acquiring Funds and their shareholders will also benefit from such services. STFM further believes that the Target Funds’ investment strategies are well suited to be a part of, and will complement, the investment strategies represented by the current Hennessy family of funds.

If the Reorganizations are approved, Hennessy Advisors will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Funds. STFM does not expect that the proposed Reorganizations will result in a diminution in the level or quality of service that shareholders of each Acquiring Fund will receive as compared to what they currently experience as shareholders of the corresponding Target Fund. To the contrary, as noted above, STFM expects the shareholders of the Target Funds to experience improved levels of investment management and customer services as shareholders of the Acquiring Funds.

Following careful analysis and consideration and after concluding that the implementation of the Reorganizations are advisable and in the best interests of the Target Funds’ shareholders, the Target Funds’ Board approved the Plan providing for the proposed Reorganizations. The Target Funds’ Board recommends that you vote “FOR” the applicable Reorganization.

Question 3: Are there any material differences between the investment objectives and policies of the Target Funds and the Acquiring Funds?

Answer: No. There are no material differences between the investment objectives, investment strategies and policies of the Target Funds and the Acquiring Funds.

Question 4: How will the Target Funds and their shareholders be affected by the Reorganizations?

Answer: As a result of the Reorganizations, you will cease to be a shareholder of the applicable Target Fund and will become a shareholder of the corresponding Acquiring Fund. Upon consummation of the Reorganizations, the Target Funds will become part of Hennessy Funds Trust

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with Hennessy Advisors as their investment adviser. In connection with the Reorganizations, Hennessy Advisors will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Funds. STFM does not expect that the proposed Reorganizations will result in a diminution in the level or quality of service that shareholders of each Acquiring Fund will receive as compared to what they currently experience as shareholders of the corresponding Target Fund. To the contrary, as noted above, STFM expects the shareholders of the Target Funds to experience improved levels of investment management and customer services as shareholders of the Acquiring Funds.

The unitary management fee for each Acquiring Fund will be the same as the unitary management fee paid by the corresponding Target Fund and will remain the same for at least two years following the Reorganizations.

The Acquiring Funds will be overseen by the Board of Trustees of Hennessy Funds Trust and will be serviced by Hennessy Funds Trust’s service providers. Please refer to “Information About the Reorganizations - Other Significant Considerations and Consequences of the Proposed Reorganizations” and the Statement of Additional Information for the Acquiring Funds, dated [•], 2025, as may be supplemented to date, for more information about the Board of Trustees of Hennessy Funds Trust and the Hennessy Funds Trust’s service providers.

Question 5: How will the Reorganizations work?

Answer: Pursuant to the Plan, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of such Acquiring Fund, with such Target Fund distributing such shares of the corresponding Acquiring Fund pro rata to its shareholders. Shareholders of each Target Fund will thus effectively be converted into shareholders of the corresponding Acquiring Fund and will hold shares of such Acquiring Fund with the same net asset value as shares of the applicable Target Fund that they held prior to the Reorganization. Please refer to the enclosed Proxy Statement/Prospectus for a detailed explanation of the Reorganizations.

Question 6:  What are the expected tax consequences of the Reorganizations to shareholders of the Target Funds?

Answer:  If the Plan is approved and the Reorganizations are carried out as proposed, we do not expect that the transaction will have any adverse U.S. federal income tax consequences to the Target Funds or their shareholders. Each Reorganization is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. Shareholders are urged to consult their own tax advisers as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s particular tax circumstances.

Question 7: What will happen if the Plan is not approved, in whole or in part?

Answer: The Reorganization of each Target Fund into its corresponding Acquiring Fund will be treated as a separate Reorganization, however, if only one of the Reorganizations is approved, and not the other, neither Reorganization will be consummated. So, each Reorganization is contingent on the other Reorganization being approved.

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If the Plan is not approved by the Target Funds’ shareholders, then the Target Funds will continue to operate and the Target Funds’ Board may take any further action, subject to shareholder approval as required by law, it deems to be in the best interest of Target Funds and their respective shareholders, which may include liquidating one or more of the Target Funds.

The approval of the Plan by the shareholders of each of the Target Funds is required for the consummation of the Reorganizations. If a quorum does not exist as of the date of the special meetings, or if a quorum exists but sufficient votes in favor of a Reorganization are not obtained by the date of the special meetings, LiFT may seek to adjourn the special meetings of shareholders, in whole or in part, to obtain sufficient votes to approve the Plan by the shareholders of one or both of the Target Funds.

Question 8: Who is paying for expenses related to the Reorganizations?

Answer: STFM and Hennessy Advisors will be responsible for paying their own professional fees, including legal and accounting fees, and other costs and expenses incurred by them or any of their affiliates in connection with the Reorganizations, provided that STFM and Hennessy Advisors will bear equally the costs associated with soliciting and obtaining the proxy votes of the shareholders of the Target Funds, including proxy advisory firm fees. The total expenses of the Reorganizations are estimated to be approximately $[•]. Neither the Target Funds nor the Acquiring Funds will bear any such related costs of the Reorganizations.

Question 9: How does the Board of Trustees recommend that I vote?

Answer: After careful consideration, the Target Funds’ Board recommends that you vote “FOR” the applicable Reorganization. If necessary, we may ask the shareholders of the Target Funds to vote on a proposal to adjourn one or both of the special meetings to solicit additional proxies if a quorum does not exist or a quorum exists but there are insufficient votes at the time of the adjournment to approve the applicable Reorganization for either of the Target Funds. If adjournment is deemed necessary, the Target Funds’ Board, as applicable, recommends that you vote “FOR” such respective adjournment.

Question 10: Why do I need to vote?

Answer: Your vote is needed to ensure that the Reorganization proposals can be acted upon. Even if you are a small investor, your vote makes a difference. If numerous shareholders just like you fail to vote, a Target Fund may not receive enough votes to go forward with the applicable special meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote.

Question 11: How do I vote?

Answer: Whether or not you plan to attend the special meetings, we urge you to authorize proxies to cast your votes. You can vote by proxy in one of the following three ways: (1) by completing, signing, and dating the enclosed proxy card and returning it in the enclosed postage prepaid envelope, (2) by calling the toll-free telephone number listed on the enclosed proxy card and following the instructions to vote your shares, or (3) by voting via the Internet at the website shown on the enclosed proxy card. You may also attend the meetings in person and vote your

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shares at the meetings. We encourage all shareholders to participate by promptly voting by proxy. Your prompt voting by proxy will help ensure a quorum at the special meetings. Voting by proxy will not prevent you from voting your shares in person at the special meetings, if desired. You may revoke your proxy before it is exercised at the special meetings, either by writing to the Secretary of LiFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the special meetings. A prior proxy can also be revoked by proxy voting again through the website or toll-free telephone number listed on the enclosed proxy card. If you have any questions regarding the proposed Reorganizations, please do not hesitate to call 1-[•]-[•]-[•].

Question 12: Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call 1-[•]-[•]-[•] during normal business hours between 8:00 a.m. and 5:00 p.m. Central time.

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PRELIMINARY NOTICE, SUBJECT TO CHANGE,
DATED MAY 19, 2025

LISTED FUNDS TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202
866-590-9112
www.stfm.com

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
TO BE HELD ON [•], 2025

Special meetings of the shareholders of the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of Listed Funds Trust (“LiFT”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), will be held on [•], 2025, at [•] local time, at the offices of LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202. At the special meetings, you and the other shareholders of each Target Fund will be asked to consider and vote upon the following, as applicable:

1.	A proposal to approve an Agreement and Plan of Reorganization (the “Plan”) pursuant to which:
a.
all of the assets of STF Growth & Income ETF will be transferred into the Hennessy Tactical Growth and Income ETF (the “Hennessy Growth and Income ETF”), a newly created series of Hennessy Funds Trust, a Delaware statutory trust registered under the 1940 Act, in exchange for shares of the Hennessy Growth and Income ETF, which will be distributed pro rata by STF Growth & Income ETF to its shareholders, and the Hennessy Growth and Income ETF will continue the business, and assume the liabilities, of STF Growth & Income ETF; and

b.
all of the assets of STF Growth ETF will be transferred into the Hennessy Tactical Growth ETF (the “Hennessy Growth ETF”, and together with the Hennessy Growth and Income ETF, the “Acquiring Funds”), a newly created series of Hennessy Funds Trust, in exchange for shares of the Hennessy Growth ETF, which will be distributed pro rata by STF Growth ETF to its shareholders, and the Hennessy Growth ETF will continue the business, and assume the liabilities, of STF Growth ETF.

2.
If necessary, a proposal to adjourn one or both of the special meetings to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the special meetings to approve the Plan on behalf of one or both of the Target Funds; and

3.	Such other business that may properly come before the applicable special meetings or any adjournments, postponements, or continuations thereof.

Shareholders of each Target Fund will vote separately on their respective Reorganization.

Each newly created Acquiring Fund has the same investment objectives and investment strategies as its corresponding Target Fund.

Only shareholders of record at the close of business on [•], 2025, the record date for the special meetings, shall be entitled to notice of, and to vote at, the special meetings or any adjournments, postponements, or continuations thereof. This proxy is being solicited on behalf of the Target Funds.

YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW LARGE OR
SMALL YOUR HOLDINGS. IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF
FURTHER SOLICITATION, PLEASE RETURN YOUR PROXY
CARD PROMPTLY OR VOTE BY USING THE TOLL-FREE
TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD.

Whether or not you plan to attend the special meetings, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways:

(1) by completing, signing, and dating the enclosed proxy card and returning it in the enclosed postage prepaid envelope;

(2) by calling the toll-free telephone number listed on the enclosed proxy card and following the instructions to vote your shares; or

(3) by voting via the Internet at the website shown on the enclosed proxy card. Your prompt voting by proxy will help ensure a quorum at the special meetings.

Voting by proxy will not prevent you from voting your shares in person at the special meetings, if desired. You may revoke your proxy before it is exercised at the special meetings, either by writing to the Secretary of LiFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the special meetings. A prior proxy can also be revoked by proxy voting again through the website or toll-free telephone number listed above, as your latest dated proxy will be used to vote your shares.

Sincerely,

___________________________________
Kacie Briody
President and Principal Executive Officer
Listed Funds Trust

[•][•], 2025

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Important Notice Regarding the Availability of Proxy Materials for the Special Meetings of Shareholders to Be Held on [•], 2025: The Notice, Proxy Statement, most recent Annual [and Semi-Annual] Reports of the Target Funds, and Form of Proxy are available at www.proxyvote.com.

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The information contained in this Preliminary Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Preliminary Proxy Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED MAY 19, 2025

LISTED FUNDS TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202
866-590-9112
www.stfm.com

HENNESSY FUNDS TRUST
7250 Redwood Boulevard, Suite 200
Novato, California 94945
(800) 966-4354
www.hennessyetfs.com
______________________________________________________________________________

PRELIMINARY PROXY STATEMENT/PROSPECTUS, DATED [•], 2025
______________________________________________________________________________

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by Listed Funds Trust (“LiFT”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of LiFT, for use at the special meetings of shareholders of the Target Funds to be held in the offices of LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202, on [•], 2025, at [•] local time. At the special meetings, shareholders of the applicable Target Funds will meet for the following purposes, as applicable:

1.	To vote on a proposal to approve an Agreement and Plan of Reorganization (the “Plan”), which is attached hereto as Exhibit A, pursuant to which:
a.
all of the assets of STF Growth & Income ETF will be transferred into the Hennessy Tactical Growth and Income ETF (the “Hennessy Growth and Income ETF”), a newly created series of Hennessy Funds Trust, a Delaware statutory trust registered under the 1940 Act, in exchange for shares of the Hennessy Growth and Income ETF, which will be distributed pro rata by STF Growth & Income ETF to its shareholders, and the Hennessy Growth and Income ETF will continue the business, and assume the liabilities, of STF Growth & Income ETF; and

b.
all of the assets of STF Growth ETF will be transferred into the Hennessy Tactical Growth ETF (the “Hennessy Growth ETF,” and, together with the Hennessy Growth and Income ETF, the “Acquiring Funds”), a newly created series of Hennessy Funds Trust, in exchange for shares of the Hennessy Growth ETF, which will be distributed pro rata by STF Growth ETF to its shareholders, and the Hennessy Growth ETF will continue the business, and assume the liabilities, of STF Growth ETF (each, a “Reorganization” and, together, the “Reorganizations”);

2.
If necessary, to approve adjourning one or both of the special meetings to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the respective special meeting to approve the Plan, any amendment thereto, on behalf of one or both of the Target Funds; and

3.	To transact such other business that may properly come before the applicable special meetings or any adjournments, postponements, or continuations thereof.
Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to LiFT c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, Attention: Secretary, or in person at the time of the special meetings. A prior proxy can also be revoked by proxy voting again by a later dated proxy card, through the website, or using toll-free telephone number listed in the enclosed voting instructions.

Each Target Fund is a series of LiFT, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the 1940 Act. The Acquiring Funds are each a series of Hennessy Funds Trust, an open-end management investment company registered with the SEC under the 1940 Act.

Shares of the Target Funds are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”). Shares of the Acquiring Funds will also be listed for trading on the Exchange.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Proxy Statement/Prospectus:

•	Prospectus of the Target Funds, dated July 31, 2024, as amended or supplemented to date;
•
Form N-CSR of the Target Funds, which includes, among other things, the Target Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2024, containing audited financial statements; and

•
Form N-CSRs of the Target Funds, which includes, among other things, the Target Funds’ Semi-Annual Report to Shareholders for the six months ended September 30, 2024, containing unaudited financial statements.

COPIES OF THE TARGET FUNDS’ DOCUMENTS ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING TO LIFT C/O U.S. BANK GLOBAL FUND SERVICES, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202, BY CALLING 866-590-9112, OR OVER THE INTERNET AT WWW.STFM.COM.

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COPIES OF THE ANNUAL REPORT TO SHAREHOLDERS OF THE TARGET FUNDS FOR THE FISCAL YEAR ENDED MARCH 31, 2024, CONTAINING AUDITED FINANCIAL STATEMENTS, AND THE SEMI-ANNUAL REPORT TO SHAREHOLDERS OF THE TARGET FUNDS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024, HAVE BEEN PREVIOUSLY PROVIDED TO SHAREHOLDERS OF THE TARGET FUNDS AND ARE ALSO AVAILABLE BY WRITING OR CALLING LIFT AT THE ADDRESS OR TELEPHONE NUMBER LISTED ABOVE OR OVER THE INTERNET AT WWW.STFM.COM.

Reports, proxy statements, and other information concerning the Target Funds and Acquiring Funds can be inspected at the offices of the Exchange, and can be obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

This Proxy Statement/Prospectus sets forth concisely the information about the Acquiring Funds that you should know before considering and voting on the Plan and resulting Reorganization, and it should be retained for future reference. The Acquiring Funds are newly organized and currently have no assets or liabilities. Each Acquiring Fund was created specifically for the purpose of acquiring the assets and liabilities of the corresponding Target Fund. The Acquiring Funds do not yet have any annual or semi-annual reports. Additional information contained in a statement of additional information (the “SAI”) relating to this Proxy Statement/Prospectus, as required by the SEC, is on file with the SEC. The SAI is available without charge upon request by calling the toll-free number set forth above for LiFT, by writing or calling LiFT at the address or telephone number listed above, or over the Internet at www.stfm.com. The SAI, dated [•], 2025, is incorporated by reference into this Proxy Statement/Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Reorganizations described in this Proxy Statement/Prospectus or the securities to be issued pursuant to the Reorganizations under this Proxy Statement/Prospectus or determined if this Proxy Statement/Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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PROXY STATEMENT / PROSPECTUS TABLE OF CONTENTS

Page
I.	INFORMATION ABOUT THE REORGANIZATIONS	1
A.	Overview	1
B.	Reasons for the Reorganizations and Board Deliberations	1
C.	Summary of the Proposed Plan and Resulting Reorganizations	4
D.	Summary Comparison of the Target Funds and the Acquiring Funds	5
1.	Investment Objectives, Principal Investment Strategies, and Investment Policies	5
2.	Investment Advisory Services	8
3.	Distribution Services	9
E.	Other Significant Considerations and Consequences of the Proposed Reorganizations	9
F.	Summary of the Material U.S. Federal Income Tax Consequences of the Proposed Reorganizations	10

II.	PRINCIPAL RISK FACTORS	11

III.	COMPARISON FEE TABLES AND EXAMPLES	20
A.	Fee Tables	20
B.	Example	21

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATIONS	22
A.	Summary of the Proposed Reorganizations	23
B.	Terms of the Plan	24
C.	Description of the Acquiring Funds’ Shares	26
D.	Material U.S. Federal Income Tax Consequences	26
E.	Comparison of Shareholder Rights	27
F.	Capitalization	28

V.	INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS	29
A.	Investment Objectives and Investment Strategies	29
B.	Fees and Expenses	29
C.	Investment Adviser and Portfolio Managers	29
D.	Performance and Portfolio Turnover	31
E.	Taxes, Dividends, and Distributions	32
F.	Financial Highlights	35
G.	Distribution Arrangements	35
H.	Fiscal Year	35

VI.	VOTING INFORMATION	35
A.	Method and Cost of Solicitation	36
B.	Right of Revocation	37
C.	Voting Securities and Principal Holders	37

VII.	ADDITIONAL INFORMATION	38

VIII.	MISCELLANEOUS INFORMATION	38
A.	Other Business	38
B.	Next Meeting of Shareholders	38
C.	Legal Matters	39
D.	Experts	39

Exhibit A	A-1

Exhibit B	B-1

ii

I.	INFORMATION ABOUT THE REORGANIZATIONS
A.	Overview
The following synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, including documents incorporated by reference, as well as in the Plan. This Proxy Statement/Prospectus is qualified by reference to the more complete information contained herein and in the Prospectus of the Target Funds, dated July 31, 2024, as amended or supplemented to date, which includes information about the Target Funds, and in the Plan attached hereto as Exhibit A. Shareholders should read the entire Proxy Statement/Prospectus carefully before voting on the Plan.

B.	Reasons for the Reorganizations and Board Deliberations
The proposed Reorganizations were presented to the Board of Trustees of LiFT (the “Target Funds’ Board”) for consideration at a meeting held on March 5, 2025. At the meeting, STF Management, LP (“STFM”) informed the Target Funds’ Board that STFM had recently completed a strategic review of the management and operations of the Target Funds and determined that it would be advisable to pursue the reorganization of the Target Funds into a fund family managed by an asset management firm with significant experience successfully managing and operating funds.

The Target Funds’ Board reviewed information that had been provided in response to a request from the Target Funds’ Board for information regarding Hennessy Advisors, Inc. (“Hennessy Advisors”), the Acquiring Funds, and the proposed Reorganizations. The information reviewed included general details about Hennessy Advisors, the Acquiring Funds, and the Board of Trustees of Hennessy Fund Trust (the “Acquiring Funds’ Board”), the investment objectives and strategies of the Acquiring Funds, a comparison of the unitary fees of the Target Funds to the unitary fees of the Acquiring Funds, and the expectation that Hennessy Advisors will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Funds in connection with the Reorganizations.

All of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Target Funds’ Board (the “Independent Trustees”) also discussed the proposed Reorganizations in executive session, without representatives of STFM or Hennessy Advisors present. For the reasons discussed below, together with other factors and information considered to be relevant but without identifying any single factor as all-important or controlling, the Target Funds’ Board, including its Independent Trustees, determined that the Reorganizations are in the best interests of the Target Funds and their respective shareholders and unanimously voted to approve the Reorganizations and to present them to the respective shareholders of each Target Fund for approval. In determining whether to approve the Reorganizations and to recommend approval to shareholders, the Target Funds’ Board (including the Independent Trustees) considered a number of factors, including the potential benefits and costs of the Reorganizations to the respective shareholders of the Target Funds. These considerations included the following, among others:

1.	A current portfolio manager of the Target Funds will continue as a portfolio manager of the Acquiring Funds, thereby contributing to the continuity of the management of the Acquiring Funds;

2.	The investment objectives, strategies, risks and policies of the Target Funds and the Acquiring Funds are the same;

3.	The Reorganizations would allow each Acquiring Fund’s shareholders who wish to continue to invest in funds managed in the same manner as the corresponding Target Fund to do so;

4.
The unitary fees for the Acquiring Funds will be the same as the Target Funds, and STFM does not anticipate that the Reorganizations will result in any decline in the level of services from the level of services that historically have been provided to the Target Funds;

5.	Hennessy Advisors’ prior experience with investment fund acquisitions;

6.	The nature, extent, and quality of the non-advisory services to be provided by various service providers to the Acquiring Funds following the closing of the Reorganizations;

7.
The terms of the Plan, noting that the transfer of the assets of each Target Fund will be in exchange for shares of the corresponding Acquiring Fund and the Acquiring Fund’s assumption of all liabilities of the Target Fund;

8.	That no commission or other transaction fees will be imposed on the Target Funds’ shareholders in connection with the Reorganizations;

9.
That each Target Fund shareholder’s account will be credited with a number of Acquiring Fund shares equal to the value of the Target Fund shares that each shareholder holds immediately prior to its Reorganization and that the aggregate net asset value of Acquiring Fund shares to be credited to each Target Fund shareholder’s account will equal the aggregate net asset value of Target Fund shares that each shareholder holds immediately prior to the Reorganization. As a result, the economic interests of the Target Fund shareholders will not be diluted as a result of the Reorganizations;

10.
The Reorganizations are expected to each constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and each of the Target Funds and their respective shareholders generally will not recognize gain or loss for U.S. federal income tax purposes in the Reorganizations;

11.	The proposed Reorganizations will be submitted to the respective shareholders of the Target Funds for their approval;

12.
Shareholders of the Target Funds who do not wish to become shareholders of the Acquiring Funds may redeem their shares of the Target Funds at their respective net asset values before the Reorganizations;

13.	The interests of the Target Funds’ respective shareholders will not be diluted as a result of the Reorganizations; and

14.
The Target Funds’ shareholders will not incur any expenses in connection with the Reorganizations. STFM and Hennessy Advisors will be responsible for paying or facilitating the payment of the costs of the Reorganizations, including the payment of any costs associated with soliciting proxies from shareholders.

The Target Funds’ Board understood that, if the Reorganizations are completed, each Target Fund will become a series of Hennessy Funds Trust and will be advised by Hennessy Advisors, which would reorganize the Target Funds into a fund family managed by an asset management firm with significant experience successfully managing and operating funds.

The Target Funds’ Board also considered alternatives to the Reorganizations that were identified by STFM, including the liquidation of each Target Fund. After considering the merits and viability of these other alternatives, the Target Funds’ Board agreed with the assessment that the possible alternatives were less desirable than the Reorganizations.

The Target Funds’ Board was also advised that STFM intends to rely on Section 15(f) of the 1940 Act, which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s “affiliated persons” (as such term is defined in the 1940 Act), to receive any amount or benefit in connection with a change in control of the investment adviser as long as two conditions are met. The first condition is that, for a period of three years after the closing of the Reorganizations, at least 75% of the trustees of the Acquiring Funds must be persons who are not “interested persons” of the predecessor or successor advisor. Second, for a period of two years after the closing of the Reorganizations, there must not be imposed on the subject funds any “unfair burden” as a result of the acquisitions or any express or implied terms, conditions, or understandings related to them. An “unfair burden” would include any arrangement whereby an investment adviser, or any interested person of the investment adviser, would receive or be entitled to receive any compensation, directly or indirectly, from a fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of each subject fund (other than bona fide ordinary compensation as principal underwriter for the subject funds). In this regard, the Target Funds’ Board was informed that STFM and Hennessy Advisors have indicated that they intend to take the necessary actions to comply with this requirement of Section 15(f) and that, as a result, no special compensation arrangements are contemplated in connection with the Reorganizations. Specifically, Hennessy Advisors and Hennessy Funds Trust have agreed that, for the minimum time periods specified in Section 15(f) of the 1940 Act, they will ensure that (1) at least 75% of the trustees of Hennessy Funds Trust are not “interested persons” (as that term is defined in the 1940 Act) of Hennessy Advisors or STFM; and (2) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) will be imposed on the Acquiring Funds.

The Target Funds’ Board has approved the Plan and resulting Reorganizations, and recommends that you vote “FOR” the Plan and the Reorganizations.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganizations will occur on or about [•], 2025, or such other date as is agreed to by the parties, provided that the Acquiring Funds have obtained prior to that time an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust, concerning the U.S. federal income tax consequences of the Reorganizations as set forth in the Plan. The Plan may be terminated, and the Reorganizations abandoned, at any time prior to the closing, whether before or after the requisite approval by the shareholders of each of the Target Funds, (i) by LiFT if any conditions precedent to the obligations of the Target Funds have not been fulfilled or waived, (ii) by Hennessy Funds Trust if any conditions precedent to the obligations of the Acquiring Funds have not been fulfilled or waived, or (iii) by mutual consent of the parties.

Each of STFM and Hennessy Advisors will be responsible for paying their own professional fees, including legal and accounting fees, and other costs and expenses incurred by them or any of their affiliates in connection with the Reorganizations, provided that STFM and Hennessy Advisors will bear equally the costs associated with soliciting and obtaining the proxy vote of the shareholders of the Target Funds, including the proxy advisory firm fees. In addition to solicitations by mail, the officers and agents of the Target Funds also may solicit proxies, without special compensation, by telephone or via the Internet. The Reorganization of each Target Fund into its corresponding Acquiring Fund will be treated as a separate Reorganization, however, if only one of the Reorganizations is approved, and not the other, neither Reorganization will be consummated. In such event, the Target Funds will continue to operate and the Target Funds’ Board may take any further action, subject to approval by the shareholders of each Target Fund if required by applicable law, it deems to be in the best interest of the Target Funds and their shareholders, including liquidating the Target Funds.

C.	Summary of the Proposed Plan and Resulting Reorganizations
If the shareholders of the Target Funds approve the Plan and the Reorganizations take place, then:

•	the respective Acquiring Funds will acquire substantially all of the assets, assume the liabilities, and continue the business of the corresponding Target Funds;
•	the respective Acquiring Funds will issue shares to the corresponding Target Funds, which the Target Funds will distribute pro rata to their respective shareholders;
•	the respective shareholders of the Target Funds will become shareholders of the corresponding Acquiring Funds; and
•
the shares of the Acquiring Funds received by the respective shareholders of the Target Funds will have the same net asset value (“NAV”) as such shareholder’s interest in the corresponding Target Funds immediately prior to the Reorganization.

No sales charges will be imposed on the shares of the Acquiring Funds issued in connection with the Reorganizations. The Reorganizations have been structured with the intention that they qualify, for U.S. federal income tax purposes, as a reorganization under the Code. Therefore, shareholders should not recognize any gain or loss on their exchange of shares of the Target Funds for shares of the Acquiring Funds for U.S. federal income tax purposes as a result of the Reorganizations.

D.	Summary Comparison of the Target Funds and the Acquiring Funds
1.	Investment Objectives, Principal Investment Strategies, and Investment Policies
The investment objectives and principal investment strategies for the Acquiring Funds will be the same as the Target Funds.

STF Tactical Growth & Income ETF and Hennessy Tactical Growth and Income ETF

Investment Objectives

The investment objective of the STF Tactical Growth & Income ETF and the Hennessy Tactical Growth and Income ETF (each, a “Growth and Income Fund”) is to seek long-term growth of capital and current income.

Principal Investment Strategies

Each Growth and Income Fund is an actively managed exchange-traded fund (“ETF”)  that will invest, under normal circumstances, in a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Equity Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash or cash equivalents (the “Cash Equivalents”). In addition, each Growth and Income Fund also may opportunistically employ an options spread strategy, as discussed in more detail below.

In making investment decisions for each Growth and Income Fund, the portfolio managers utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but is primarily quantitative in nature. The quantitative factors underlying the TUG Model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the portfolio managers of each Growth and Income Fund will adjust respective portfolio allocations between the Equity Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the non-correlative relationship between equities and fixed income securities, the portfolio managers use the TUG Model to assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit each Growth and Income Fund from the periodic reversals in equities by allocating assets to bond or Cash Equivalents.

The TUG Model monitors several moving averages of various lengths to measure underlying trends within the Nasdaq-100® Index. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength. Each Growth and Income Fund’s exposure to sectors may change over time.

Each Growth and Income Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalents to respond to adverse market, economic, political, or other conditions, to look for suitable investment opportunities, or to maintain liquidity.

Each Growth and Income Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Each Growth and Income Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Options Spread Strategy

The portfolio managers also may opportunistically invest in options to seek to enhance returns. The option spread strategy of each Growth and Income Fund consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Growth and Income Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the Nasdaq-100® Index.

Short Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, a Growth and Income Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Growth and Income Fund retains the premium. The call options written by a Growth and Income Fund will be collateralized by the Growth and Income Fund’s equity holdings at the time such Growth and Income Fund sells the options.

Long Call Options. When a Growth and Income Fund purchases a call option, the Growth and Income Fund pays an amount (premium) to acquire the right to buy shares of a reference asset at a strike price until the expiration date. In the event the reference asset appreciates in value above the strike price and the Growth and Income Fund exercises its call option, the Growth and Income Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Growth and Income Fund), and in the event the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Growth and Income Fund’s loss is limited to the amount of premium it paid.

The options purchased or sold by a Growth and Income Fund will typically have an expiration date approximately one month from the time of purchase or sale. Call options written by a Growth and Income Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and call options purchased by the Growth and Income Fund will typically have a strike price that is higher (in some cases, significantly higher) than the current price of the Nasdaq-100® Index. The call options used by a Growth and Income Fund will be traded on a national securities exchange and be settled in cash.

Investment Policies

The fundamental and non-fundamental investment policies of each Growth and Income Fund are substantially similar, with no material differences.

STF Tactical Growth ETF and Hennessy Tactical Growth ETF

Investment Objectives

The investment objective of the STF Tactical Growth ETF and the Hennessy Tactical Growth ETF (each, a “Growth Fund”) is to seek long-term growth of capital.

Principal Investment Strategies

Each Growth Fund is an actively managed ETF that will invest, under normal circumstances, in a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Equity Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents. In addition, each Growth Fund may opportunistically employ an options spread strategy, as discussed in more detail below.

Each Growth Fund utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the portfolio managers of each Growth Fund will adjust respective portfolio allocations between the Equity Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.

The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the non-correlative relationship between equities and fixed income securities, the TUG Model will assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit each

Growth Fund from the periodic reversals in equities by allocating assets to bond or cash equivalents.

The TUG Model monitors several moving averages of various lengths to measure underlying trends within the Nasdaq-100® Index. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength.

Each Growth Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Each Growth Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Investment Policies

The fundamental and non-fundamental investment policies of each Growth Fund are substantially similar, with no material differences.

2.	Investment Advisory Services
STFM is the investment adviser of the Target Funds. STFM is located at 6136 Frisco Square Boulevard, Suite 400, Frisco, Texas 75034. As of February 20, 2025, STFM managed approximately $245 million in assets under management on behalf of the Target Funds. Subject to the overall supervision of the Target Funds’ Board, STFM manages the overall investment operations of the Target Funds pursuant to the terms of an investment advisory agreement between LiFT and STFM (the “STFM Advisory Agreement”). Under the terms of the STFM Advisory Agreement, each Target Fund pays STFM a unitary management fee that is computed daily and paid not less than monthly in arrears at an annual rate of 0.65% of such Target Funds’ daily net assets. From the unitary management fee, STFM pays most of the expenses of the Target Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services. However, under the STFM Advisory Agreement, STFM is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by LiFT under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Hennessy Advisors is the investment adviser of the Acquiring Funds. Hennessy Advisors, Inc. is located at 7250 Redwood Blvd., Suite 200, Novato, California 94945. Hennessy Advisors was organized as a California corporation in 1989 and is registered with the SEC as an investment adviser. As of March 31, 2025, Hennessy Advisors managed over $4.2 billion of net assets on behalf of all series in Hennessy Funds Trust. Subject to the direction and control of the Acquiring Funds’ Board, Hennessy Advisors formulates and implements investment programs for the Acquiring Funds, pursuant to an investment advisory agreement between Hennessy Funds Trust and Hennessy Advisors (the “Hennessy Advisory Agreement”). For its services, each Acquiring Fund pays Hennessy Advisors a unitary management fee that is computed daily and paid not less than monthly in arrears at an annual rate of 0.65% of each of the Acquiring Funds’ daily net assets. From the unitary management fee, Hennessy Advisors will pay most of the expenses of the Acquiring Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services. However, under the Hennessy Advisory Agreement, Hennessy Advisors is not responsible for distribution fees and expenses paid by the Acquiring Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest charges on any borrowings, dividends, and other expenses on securities sold short, brokerage expenses, trading expenses, and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation or redemption transactions, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses not incurred in the course of ordinary business.

Hennessy Advisors will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Funds. Accordingly, there will be substantial continuity between the day-to-day management of the portfolio of the Target Funds and the Acquiring Funds despite the change in investment adviser.

3.	Distribution Services
Foreside Fund Services, LLC (“Foreside”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, currently serves as the distributor for the Target Funds. Foreside distributes creation units for the Target Funds on an agency basis and does not maintain a secondary market in the Target Funds’ shares. Foreside is a registered broker‑dealer and member of the Financial Industry Regulatory Authority (“FINRA”).

Quasar Distributors, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the distributor for the Acquiring Funds. The Distributor is wholly owned by Foreside. The Acquiring Funds’ shares are continuously offered for sale only in Creation Units (discussed below) on a best efforts basis. The Distributor does not maintain a secondary market in the Acquiring Funds’ shares. The Distributor is a registered broker-dealer and member of FINRA.

E.	Other Significant Considerations and Consequences of the Proposed Reorganizations
As a result of the Reorganizations, Hennessy Advisors will serve as the investment adviser to the Acquiring Funds. In connection with the Reorganizations, Hennessy Advisors will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Funds. STFM does not expect that the proposed Reorganizations will result in a diminution in the level or quality of service that shareholders of each Acquiring Fund will receive as compared to what they currently experience as shareholders of the corresponding Target Fund. To the contrary, as noted above, STFM expects the shareholders of the Target Funds to experience improved levels of investment management and customer services as shareholders of the Acquiring Funds.

The unitary fee for the Acquiring Funds will be the same as the unitary fee currently charged to the Target Funds for at least two years following the Reorganization.

The Target Funds and the Acquiring Funds have different boards of trustees. However, the Target Funds and Acquiring Funds have the same principal service providers.  The following table identifies the principal service providers of the Target Funds and the Acquiring Funds:

SERVICE PROVIDER	TARGET FUNDS / ACQUIRING FUNDS
Accounting Services/Administrator	U.S. Bank Global Fund Services
Transfer Agent	U.S. Bank Global Fund Services
Custodian	U.S. Bank National Association
Independent Registered Accounting Firm	Cohen & Company, Ltd.

As noted above, the Acquiring Funds will be supervised by the Acquiring Funds’ Board. For information regarding the Acquiring Funds’ Board, please see the Statement of Additional Information for the Acquiring Funds, dated [•], 2025, as may be supplemented to date.

The proposed Reorganizations are not expected to have any adverse U.S. federal income tax consequences to the Target Funds or their shareholders.

F.	Summary of the Material U.S. Federal Income Tax Consequences of the Proposed Reorganizations
The Target Funds will have received on the Closing Date (as defined in the Plan) an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust, to the effect that the proposed Reorganizations will constitute a reorganization within the meaning of Section 368(a) of the Code. As reorganizations, no gain or loss would be recognized by the Target Funds upon the transfer of assets solely in exchange for shares of the respective Acquiring Funds and their assumption of liabilities or by shareholders of the Target Funds upon their exchange of Target Funds shares for shares of the respective Acquiring Funds. The tax basis for the shares of the Acquiring Funds received by shareholders of the Target Funds would be the same as their tax basis for the shares of the respective Target Funds that are surrendered in the exchange. In addition, the holding period of the shares of the Acquiring Funds that are received in connection with the Reorganizations would be expected to include the period during which the shares of the Target Funds to be exchanged were held, as long as the shares of the applicable Target Funds were held as capital assets by the exchanging shareholders on the date of the exchange.

II.	PRINCIPAL RISK FACTORS
The principal risks of investing in the Acquiring Funds are substantially similar to the principal risks of investing in the Target Funds, with no material differences. Provided below are the principal risks of investing in the Acquiring Funds and the Target Funds.

STF Tactical Growth & Income ETF and Hennessy Tactical Growth and Income ETF – Principal Risk Factors

The risks related to the principal investment strategies of the Growth and Income Funds are as follows.

Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to assets of a Growth and Income Fund or proprietary information, or cause a Growth and Income Fund, such Growth and Income Fund’s investment adviser, or other service providers (including custodians and financial intermediaries) to suffer data breaches, data corruption, or denial‑of‑service attacks. Additionally, cybersecurity failures or breaches of the electronic systems of a Growth and Income Fund, such Growth and Income Fund’s investment adviser, or a Growth and Income Fund’s other service providers, market makers, APs, a Growth and Income Fund’s primary listing exchange, or the issuers of securities in which a Growth and Income Fund invests have the ability to disrupt and negatively affect a Growth and Income Fund’s business operations, including the ability to purchase and sell shares, potentially resulting in financial losses to a Growth and Income Fund and its shareholders.

Derivatives Securities Risk: Each Growth and Income Fund invests in options that derive their performance from the performance of the Nasdaq-100® Index. Derivatives, such as the options in which each Growth and Income Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of a Growth and Income Fund. Each Growth and Income Fund could experience losses if its derivatives do not perform as anticipated, or are not correlated with the performance of its underlying asset, or if the Growth and Income Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Options Risk:. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Each Growth and Income Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, a Growth and Income Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Growth and Income Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing put options involves the payment of premiums, which may adversely affect a Growth and Income Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless resulting in a Growth and Income Fund’s loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. Each Growth and Income Fund’s use of options may reduce its ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently, may decline significantly more than if a Growth and Income Fund invested directly in the underlying asset instead of using options. While each Growth and Income Fund will limit its leverage risk based on its value-at-risk test, it could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Structural ETF Risks: Each Growth and Income Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk: Only an AP may engage in creation or redemption transactions directly with a Growth and Income Fund, and none of those APs is obligated to engage in creation or redemption transactions. Each Growth and Income Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to a Growth and Income Fund and no other AP is able to step forward to create or redeem, the Growth and Income Fund’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Each Growth and Income Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of the Growth and Income Fund’s shares but such market makers are under no obligation to do so. Decisions by APs or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Growth and Income Fund’s portfolio securities and the Growth and Income Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the AP’s ability to proceed with creation or redemption orders could result in a dramatic change in the spread between a Growth and Income Fund’s net asset value and the price at which the Growth and Income Fund’s shares are trading on The Nasdaq Stock Market LLC (the “Exchange”), which could result in a decrease in value of the Growth and Income Fund’s shares. This reduced effectiveness could result in a Growth and Income Fund’s shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads of the Growth and Income Fund’s shares. “Bid” refers to the highest price a buyer will pay to buy a specified number of shares of a stock at any given time. “Ask” refers to the lowest price at which a seller will sell the stock. The difference between the bid price and the ask price is called the “spread.

Cash Redemption Risk: Each Growth and Income Fund’s investment strategy may at times require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Growth and Income Fund may not be able to redeem in-kind certain securities held by it (e.g., TBA (to‑be‑announced) transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such cases, a Growth and Income Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Growth and Income Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, a Growth and Income Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Cost of Buying or Selling Shares Risk: Due to the costs of buying or selling the shares of a Growth and Income Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of the Growth and Income Fund’s shares may significantly reduce investment results and an investment in the Growth and Income Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk: As with ETFs generally, each Growth and Income Fund’s shares may be bought and sold in the secondary market at market prices. The trading prices of each Growth and Income Fund’s shares in the secondary market may differ from each Growth and Income Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). If a shareholder purchases a Growth and Income Fund’s shares at a time when the market price is at a premium to the net asset value or sells a Growth and Income Fund’s shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Growth and Income Fund’s NAV per share, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks: Although each Growth and Income Fund’s shares are listed for trading on the Exchange, there can be no assurance that the Growth and Income Fund’s shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of a Growth and Income Fund’s shares may begin to mirror the liquidity of the Growth and Income Fund’s underlying portfolio holdings, which can be significantly less liquid than the Growth and Income Fund’s shares. Trading in shares on the Exchange may be halted by the Exchange because of market conditions that, in the view of the Exchange, make trading in a Growth and Income Fund inadvisable. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell shares of a Growth and Income Fund or may only be able to do so at an increased premium or discount.

Fixed Income Risks: Current market conditions and the actions of governmental authorities present heightened risks to the fixed income market generally. Such risks could be further heightened if such market conditions become more volatile or the governmental and regulatory actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In addition, the market environment may expose fixed-income and debt markets to significant volatility and reduced liquidity for each Growth and Income Fund’s investments.

Call Risk: During periods of falling interest rates, an issuer of a callable bond held by a Growth and Income Fund may call or repay the security before its stated maturity, and the Growth and Income Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Growth and Income Fund’s income.

Credit Risk: Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Extension Risk: During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in a Growth and Income Fund’s income and potentially in the value of a Growth and Income Fund’s investments.

Interest Rate Risk: An increase in interest rates may cause the value of fixed-income securities held by a Growth and Income Fund to decline. Each Growth and Income Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.

Implied Volatility Risk: When a Growth and Income Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes in the money, meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is rolled, or extended forward. The value of the options in which a Growth and Income Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Growth and Income Fund under such options and thus decrease the Growth and Income Fund’s NAV.

Limited Operating History Risk: Each Growth and Income Fund is a recently organized company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision.

Management Risk: Each Growth and Income Fund is actively managed and its ability to achieve its investment objective is dependent on the portfolio managers’ successful implementation of the Growth and Income Fund’s investment strategies. The portfolio managers’ evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve a Growth and Income Fund’s investment objective given actual market conditions.

Sector Risk: From time to time, each Growth and Income Fund may concentrate its investments in one or more industry sectors. Each Growth and Income Fund is currently substantially invested in the Manufacturing sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the manufacturing sector can be significantly affected by supply and demand both for their specific product or service and for manufacturing sector products in general, a decline in demand for products due to rapid technological developments and frequent new product introduction, government regulation, world events and economic conditions, and the risks associated with potential environmental damage and product liability claims.

Large-Sized Companies Risk: The stocks of large‑capitalization companies as a group could fall out of favor with the market, causing the Growth and Income Funds to underperform investments that focus solely on small- or medium- capitalization stocks.

Small-Sized and Medium-Sized Companies Risk: Each Growth and Income Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Models and Data Risk: To the extent a model does not perform as designed or as intended, a Growth and Income Fund’s strategy may not be successfully implemented and the Growth and Income Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Growth and Income Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Non-Diversification Risk. Because each Growth and Income Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, each Growth and Income Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase each Growth and Income Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Growth and Income Fund’s performance.

Other Investment Companies Risk: Each Growth and Income Fund may invest in shares of other investment companies, such as other ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When a Growth and Income Fund invests in investment company securities, shareholders of the Growth and Income Fund bear indirectly their proportionate share of the other investment company’s fees and expenses, as well as their share of the Growth and Income Fund’s fees and expenses. As a result, an investment by a Growth and Income Fund in an investment company could cause the Growth and Income Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Investments in other ETFs are also generally subject to the “Structural ETF Risks” described above.

High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that each Growth and Income Fund must pay, thus reducing the performance of the Growth and Income Fund. High portfolio turnover may also result in higher taxes when shares of a Growth and Income Fund are held in a taxable account.

Tax Risks: The writing of options by each Growth and Income Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Options entered into by the Growth and Income Funds may also be subject to the federal tax rules applicable to straddles under the Code. If positions held by a Growth and Income Fund were treated as “straddles” for federal income tax purposes, or the Growth and Income Fund’s risk of loss with respect to a position was otherwise diminished as set forth in U.S. Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of a Growth and Income Fund’s gains and losses with respect to straddle positions.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of each Growth and Income Fund’s U.S. Treasury obligations to decline.

Temporary Defensive Position Risk: From time to time, each Growth and Income Fund may take temporary defensive positions in response to adverse market, economic, or political conditions by holding all or a substantial portion of its assets in cash, cash equivalents, or other high quality short-term investments. The portfolio managers also may invest in these types of securities or hold cash while its portfolio managers are looking for suitable investment opportunities or to maintain liquidity. In these circumstances, a Growth and Income Fund may be unable to achieve its investment objectives.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire at the end of 2025). The Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on each Growth and Income Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

STF Tactical Growth ETF and Hennessy Tactical Growth ETF – Principal Risk Factors

The risks related to the principal investment strategies of the Growth Funds are as follows.

Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to assets of a Growth Fund or proprietary information, or cause a Growth Fund, such Growth Fund’s investment adviser, or other service providers (including custodians and financial intermediaries) to suffer data breaches, data corruption, or denial‑of‑service attacks. Additionally, cybersecurity failures or breaches of the electronic systems of a Growth Fund, such

Growth Fund’s investment adviser, or a Growth Fund’s other service providers, market makers, APs, a Growth Fund’s primary listing exchange, or the issuers of securities in which a Growth Fund invests have the ability to disrupt and negatively affect a Growth Fund’s business operations, including the ability to purchase and sell shares, potentially resulting in financial losses to a Growth Fund and its shareholders.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Structural ETF Risks: Each Growth Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk: Only an AP may engage in creation or redemption transactions directly with a Growth Fund, and none of those APs is obligated to engage in creation or redemption transactions. Each Growth Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to a Growth Fund and no other AP is able to step forward to create or redeem, the Growth Fund’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Each Growth Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of the Growth Fund’s shares but such market makers are under no obligation to do so. Decisions by APs or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Growth Fund’s portfolio securities and the Growth Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the AP’s ability to proceed with creation or redemption orders could result in a dramatic change in the spread between a Growth Fund’s net asset value and the price at which the Growth Fund’s shares are trading on The Nasdaq Stock Market LLC (the “Exchange”), which could result in a decrease in value of the Growth Fund’s shares. This reduced effectiveness could result in a Growth Fund’s shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads of the Growth Fund’s shares. “Bid” refers to the highest price a buyer will pay to buy a specified number of shares of a stock at any given time. “Ask” refers to the lowest price at which a seller will sell the stock. The difference between the bid price and the ask price is called the “spread.

Cost of Buying or Selling Shares Risk: Due to the costs of buying or selling shares of a Growth Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of the Growth Fund’s shares may significantly reduce investment results and an investment in the Growth Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk: As with ETFs generally, each Growth Fund’s shares may be bought and sold in the secondary market at market prices. The trading prices of each Growth Fund’s shares in the secondary market may differ from each Growth Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). If a shareholder purchases a Growth Fund’s shares at a time when the market price is at a premium to the net asset value or sells a Growth Fund’s shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Growth Fund’s NAV per share, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks: Although each Growth Fund’s shares are listed for trading on the Exchange, there can be no assurance that the Growth Fund’s shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of a Growth Fund’s shares may begin to mirror the liquidity of the Growth Fund’s underlying portfolio holdings, which can be significantly less liquid than the Growth Fund’s shares. Trading in shares on the Exchange may be halted by the Exchange because of market conditions that, in the view of the Exchange, make trading in a Growth Fund inadvisable. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell shares of a Growth Fund or may only be able to do so at an increased premium or discount.

Fixed Income Risks: Current market conditions and the actions of governmental authorities present heightened risks to the fixed income market generally. Such risks could be further heightened if such market conditions become more volatile or the governmental and regulatory actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In addition, the market environment may expose fixed-income and debt markets to significant volatility and reduced liquidity for each Growth Fund’s investments.

Call Risk: During periods of falling interest rates, an issuer of a callable bond held by a Growth Fund may call or repay the security before its stated maturity, and the Growth Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Growth Fund’s income.

Credit Risk: Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Extension Risk: During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in a Growth Fund’s income and potentially in the value of a Growth Fund’s investments.

Interest Rate Risk: An increase in interest rates may cause the value of fixed-income securities held by a Growth Fund to decline. Each Growth Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Variable and floating rate securities may increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities.

Limited Operating History Risk: Each Growth Fund is a recently organized company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision.

Management Risk: Each Growth Fund is actively managed and its ability to achieve its investment objective is dependent on the portfolio managers’ successful implementation of the Growth Fund’s investment strategies. The portfolio managers’ evaluations and assumptions regarding issuers, securities, and other factors may not successfully achieve a Growth Fund’s investment objective given actual market conditions.

Sector Risk: From time to time, each Growth Fund may concentrate its investments in one or more industry sectors. Each Growth Fund is currently substantially invested in the Manufacturing sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the manufacturing sector can be significantly affected by supply and demand both for their specific product or service and for manufacturing sector products in general, a decline in demand for products due to rapid technological developments and frequent new product introduction, government regulation, world events and economic conditions, and the risks associated with potential environmental damage and product liability claims.

Large-Sized Companies Risk: The stocks of large‑capitalization companies as a group could fall out of favor with the market, causing the Growth Funds to underperform investments that focus solely on small- or medium- capitalization stocks.

Small-Sized and Medium-Sized Companies Risk: Each Growth Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Models and Data Risk: To the extent a model does not perform as designed or as intended, a Growth Fund’s strategy may not be successfully implemented and the Growth Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Growth Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Non-Diversification Risk. Because each Growth Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, each Growth Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase each Growth Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on each Growth Fund’s performance.

Other Investment Companies Risk: Each Growth Fund may invest in shares of other investment companies, such as other ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When a Growth Fund invests in investment company securities, shareholders of the Growth Fund bear indirectly their proportionate share of the other investment company’s fees and expenses, as well as their share of the Growth Fund’s fees and expenses. As a result, an investment by a Growth Fund in an investment company could cause the Growth Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Investments in other ETFs are also generally subject to the “Structural ETF Risks” described above.

High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that each Growth Fund must pay, thus reducing the performance of the Growth Fund. High portfolio turnover may also result in higher taxes when shares of a Growth Fund are held in a taxable account.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of each Growth Fund’s U.S. Treasury obligations to decline.

Temporary Defensive Position Risk: From time to time, each Growth Fund may take temporary defensive positions in response to adverse market, economic, or political conditions by holding all or a substantial portion of its assets in cash, cash equivalents, or other high quality short-term investments. The portfolio managers also may invest in these types of securities or hold cash while its portfolio managers are looking for suitable investment opportunities or to maintain liquidity. In these circumstances, a Growth Fund may be unable to achieve its investment objectives.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Code (some of which are set to expire at the end of 2025). The Inflation Reduction Act of 2022 added a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. Any future changes are highly uncertain, and the impact on each Growth Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

III.	COMPARISON FEE TABLES AND EXAMPLES
A.	Fee Tables
With respect to the Target Funds and the Acquiring Funds, you will indirectly pay various expenses because the Target Funds and the Acquiring Funds pay fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Target Funds or the Acquiring Funds. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Only pro forma information has been presented with respect to the Acquiring Funds because each Acquiring Fund will not commence operations until the applicable Reorganization is completed. The Reorganizations themselves will not cause a shareholder to directly pay any additional fees, but there can be no assurances about the net expense ratios, which may increase depending on various factors.

Each of the Target Funds

SHAREHOLDER FEES
(fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%

Each of the Acquiring Funds (Pro Forma)

SHAREHOLDER FEES
(fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
B.	Example
The example set forth below is intended to help you compare the cost of investing in the Target Funds and the Acquiring Funds with other funds.

The example assumes that you invest $10,000 in the specified funds for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the operating expenses of the specified funds remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Each of the Target Funds

One Year	Three Years	Five Years	Ten Years
$66	$208	$362	$810

Each of the Acquiring Funds (Pro Forma)

One Year	Three Years	Five Years	Ten Years
$66	$208	$362	$810

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATIONS
The following is a summary of key information concerning the proposed Reorganizations. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

Hennessy Advisors is the investment adviser to the Acquiring Funds, and if the Reorganizations are consummated, Hennessy Advisors needs the assets of STFM, the investment adviser to the Target Funds, that are necessary or desirable for the management, administration, and operation of the Target Funds, as specified below under “Purchased Assets.” As a result, Hennessy Advisors and STFM entered into a Transaction Agreement on March 14, 2025 (the “Agreement”), pursuant to which Hennessy Advisors agreed to purchase said assets, as specified below under “Purchased Assets.” The Reorganizations are a condition to consummating the transactions contemplated by the Agreement. Material terms of the Agreement include:

Purchased Assets. On the Closing Date (as defined in the Plan), Hennessy Advisors will purchase the following assets:

•
The current advisory agreement and all assets, rights, and benefits that pertain to and are necessary or desirable for the management, administration, and operation of the Target Funds, including, but not limited to, STFM’s files, books, records, portfolio specific parameters developed for the Target Funds, and data files (in all form or forms including hard copy, CD-ROM, flash drive, or other electronic media) owned by STFM relating to investment accounts and investment history of the Target Funds, except any excluded assets and except to the extent that STFM is required by applicable law to retain such materials, in which event STFM will, at its expense, provide to Hennessy Advisors copies thereof; an

•
All records required to be maintained and retained under the Investment Company Act or the Investment Advisers Act of 1940, as amended, by STFM in connection with STFM’s provision of investment advisory services to the Target Funds, whether or not owned by STFM, except to the extent that STFM is required by applicable law to retain such materials, in which event STFM shall, at its expense, provide to Hennessy Advisors copies thereof.

Purchase Price. The Agreement includes customary representations, warranties, and covenants of the parties, and provides for:

•	Payment to STFM on the Closing Date of an amount equal to (i) the NAV of the Target Funds as of the close of business on the trading day that is two business days prior to such date times (ii) 1.00%;
•
Payment to STFM on the one-year anniversary of the Closing Date of an amount equal to (i) the NAV of the Target Funds as of the close of business on the trading day that is two business days prior to such date multiplied by (ii) 0.75%;

•
Payment to STFM on the two-year anniversary of the Closing Date of an amount equal to (i) the NAV of the Target Funds as of the close of business on the trading day that is two business days prior to such date multiplied by (ii) 0.25%; and

•	The assumption of specified liabilities by Hennessy Advisors.
Pursuant to the Agreement, STFM and its founders will grant Hennessy Advisors the right to receive the portfolio specific parameters developed by STFM and its founders using quantitative and qualitative analysis factors and monitoring principles that are employed in the management of the Target Funds for the purpose of managing the Acquiring Funds.

A.	Summary of the Proposed Reorganizations
Pursuant to the Plan, the Acquiring Funds will acquire all of the assets, and assume the liabilities, of the applicable Target Funds solely in exchange for that number of shares of the applicable Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the applicable Target Fund as of the close of business on the business day immediately preceding the Closing Date of the proposed Reorganizations (the “Valuation Date”). Immediately thereafter, the applicable Target Funds will distribute such Acquiring Fund’s shares to their shareholders by establishing accounts on such Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of the applicable Acquiring Funds’ shares deliverable to them, in complete liquidation of the applicable Target Fund. Certificates evidencing the Acquiring Funds’ shares will not be issued to the Target Funds’ shareholders.

Until the Closing Date of the proposed Reorganizations, APs will continue to be able to redeem shares of the Target Funds at their respective NAVs per share next determined after receipt of a redemption request in proper form by the Target Funds through its fund administrator, only on a day on which the Exchange is open for business. Redemption and purchase requests by APs received after the Closing Date will be treated as requests received for the redemption or purchase of shares of the Acquiring Funds received by the shareholder in connection with the Reorganizations. After the proposed Reorganizations are consummated, all of the issued and outstanding shares of the Target Funds will be canceled on the books of the Target Funds and the transfer books of the Target Funds will be permanently closed.

The assets transferred by the Target Funds to the Acquiring Funds will include all investments of the Target Funds held in its portfolio as of the Valuation Date and all other assets of the Target Funds as of such time. No sales charges will be imposed on the shares of the Acquiring Funds issued in connection with the proposed Reorganizations.

Since the shares of the Acquiring Funds will be issued at NAV in exchange for the net assets of the corresponding Target Funds having a value equal to the aggregate NAV of the shares of the applicable Target Fund as of the Valuation Date, the NAV per share of the Acquiring Funds should remain virtually unchanged solely as a result of the Reorganizations. Thus, the Reorganizations should not result in dilution of the NAV of the Target Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, a shareholder of the Target Funds may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

If the Plan is approved by the Target Funds’ shareholders at each of the special meetings, all applicable regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place on [•], 2025, or such other date as is agreed to by the parties. If the Plan is not approved by a Target Fund’s shareholders, then such Target Fund will continue to operate and the Target Funds’ Board may take any further action it deems to be in the best interest of such Target Fund and its shareholders, including liquidating such Target Fund, in all cases subject to approval by the shareholders of such Target Fund if required by applicable law.

B.	Terms of the Plan
The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

Valuation. The assets of the Target Funds will be valued as of the time at which the NAV is calculated pursuant to the valuation procedures set forth in the Acquiring Funds’ then-current Prospectus and Statement of Additional Information on the Valuation Date, or at such time on such earlier or later date as may be mutually agreed on in writing by the parties. The valuation procedures of the Acquiring Funds are substantially similar to the valuation procedures of the Target Funds.

The NAV of each share of each of the Acquiring Funds will be their respective NAV per share computed on the Valuation Date, using the market valuation procedures set forth in the Acquiring Funds’ then‑current Prospectus and Statement of Additional Information as of the Valuation Date.

Issuance and Distribution of the Acquiring Funds’ Shares. On the Closing Date, each Acquiring Fund will deliver to the corresponding Target Fund a number of shares of the Acquiring Fund, the number of which will be determined by dividing (i) the value of the applicable Target Fund’s assets, net of such Target Fund’s liabilities, as of the Valuation Date, computed pursuant to the valuation procedures set forth in the Acquiring Funds’ then‑current Prospectus and Statement of Additional Information, by (ii) the NAV of one share of the applicable Acquiring Fund, as of the Valuation Date, computed using the market valuation procedures set forth in such Acquiring Fund’s then‑current Prospectus and Statement of Additional Information. The Target Funds will then distribute the shares of the respective Acquiring Funds received pro rata to their shareholders of record as of the Valuation Date in exchange for such shareholders’ proportional interests in such Target Funds. The applicable Acquiring Fund shares received by a Target Fund shareholder will have the same aggregate NAV as such shareholder’s interest in such Target Fund as of the Valuation Date.

Expenses. STFM and Hennessy Advisors will be responsible for paying their own professional fees, including legal and accounting fees, and other costs and expenses incurred by them or any of their affiliates in connection with the Reorganizations, provided that STFM and Hennessy Advisors will bear equally the costs associated with soliciting and obtaining the proxy vote of the shareholders of each of the Target Funds, including the proxy advisory firm fees.

Required Approvals. With respect to each Target Fund, assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” (as such phrase is defined in the 1940 Act) of the Target Fund’s shareholders. The “vote of a majority of the outstanding voting securities” means, with regard to shares of a Target Fund: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding shares present at the meeting if more than 50% of the aggregate outstanding shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding shares of such Target Fund.

The approval of the Plan by the shareholders of each of the Target Funds is required for the consummation of the Reorganizations. If a quorum does not exist as of the date of the special meetings or if the Plan is not approved by a Target Fund’s shareholders, LiFT may seek to adjourn one or both of the special meetings of shareholders, in whole or in part, to obtain sufficient votes to approve the Plan by the shareholders of one or both of the Target Funds.

Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by Target Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. The obligations of the Target Funds and the Acquiring Funds pursuant to the Plan are subject to various conditions, including the requisite approval of the Reorganizations by each Target Funds’ shareholders, the receipt of a legal opinion as to tax matters, and the confirmation by LiFT, on behalf of the Target Funds, and Hennessy Funds Trust, on behalf of the Acquiring Funds, of the continuing accuracy of their respective representations and warranties contained in the Plan.

Termination. The Plan may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Target Funds, at any time prior to the Closing Date, (i) by LiFT if any conditions precedent to the obligations of the Target Funds have not been fulfilled or waived, (ii) by Hennessy Funds Trust if any conditions precedent to the obligations of the Acquiring Funds have not been fulfilled or waived, or (iii) by mutual consent of LiFT and Hennessy Funds Trust.

Indemnification. Hennessy Funds Trust and the Acquiring Funds have agreed to indemnify LiFT and the Target Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by Hennessy Funds Trust, on behalf of the Acquiring Funds.

LiFT and the Target Funds have agreed to indemnify Hennessy Funds Trust and the Acquiring Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by LiFT, on behalf of the Target Funds.

C.	Description of the Acquiring Funds’ Shares
Each share of the Acquiring Funds issued to a Target Fund shareholder in connection with the Reorganizations will be duly authorized, validly issued, fully paid, and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. An Acquiring Fund’s shares will be sold and redeemed based upon the NAV of such Acquiring Fund next determined after receipt of the purchase or redemption request.

D.	Material U.S. Federal Income Tax Consequences
The following discussion summarizes certain material U.S. federal income tax consequences of the Reorganizations, including an investment in an Acquiring Fund’s shares, that are applicable to shareholders of the Acquiring Funds. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local, or foreign income tax or any other tax consequences of the Reorganizations or of holding an Acquiring Fund’s shares.

Tax Treatment. An Acquiring Fund shareholder’s tax treatment may vary depending on such shareholder’s particular situation. Acquiring Fund shareholders may also be subject to special rules not discussed below if such shareholder is a certain kind of Target Fund shareholder, including, but not limited to, any of the following: (i) an insurance company; (ii) a tax-exempt organization; (iii) a financial institution or broker-dealer; (iv) a person who is neither a citizen nor resident of the United States nor an entity organized under the laws of the United States or a political subdivision thereof; (v) a shareholder who holds Target Fund shares as part of a hedge, straddle, or conversion transaction; (vi) a person who does not hold Target Fund shares as capital assets at the time of the Reorganization; (vii) a holder of Target Fund shares through a tax-deferred account; (viii) a private foundation; or (ix) an entity taxable as a partnership for U.S. federal income tax purposes or an investor in such an entity.

The Acquiring Funds have not requested and will not request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Reorganizations or any related transaction. The IRS could adopt positions contrary to those discussed below, and such positions could be sustained. Target Fund shareholders are urged to consult with their own tax advisers and financial planners as to the particular tax consequences to them of the applicable Reorganization and of holding Acquiring Fund shares, including the applicability and effect of any state, local, or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of each Reorganization as Tax-Free “Reorganization” Under the Code. The obligation of each Acquiring Fund and its corresponding Target Fund to consummate each Reorganization is contingent upon Hennessy Funds Trust’s receipt of an opinion from Foley & Lardner LLP, legal counsel to Hennessy Funds Trust, to the effect that the Reorganizations will qualify as a “reorganization” under Section 368(a) of the Code. As reorganizations, no gain or loss would be expected to be recognized by the Target Funds upon the transfer of assets solely in exchange for shares of the applicable Acquiring Fund and its assumption of liabilities or by shareholders of the Target Funds upon their exchange of Target Fund shares for applicable Acquiring Fund shares. The tax basis for the shares of the Acquiring Funds received by shareholders of the Target Funds would be the same as their tax basis for the shares of the applicable Target Fund that are surrendered in the exchange. In addition, the holding period of the shares of the Acquiring Funds that are received in connection with the Reorganizations would be expected to include the period during which the shares of the applicable Target Funds to be exchanged were held, as long as such Target Fund shares were held as capital assets by the exchanging shareholders on the date of the exchange.

The Target Funds and the Acquiring Funds have not made any investigation as to the state, local, or foreign tax consequences of the Reorganizations to the Target Funds or the Acquiring Funds or their respective shareholders. Additionally, the Acquiring Funds and the Target Funds have not sought, and will not seek, a private letter ruling from the IRS with respect to the U.S. federal income tax consequences of the Reorganizations. The opinion of Foley & Lardner LLP with respect to the U.S. federal income tax consequences of the Reorganizations is not binding on the IRS and does not preclude the IRS from adopting a contrary position. The opinion above will be based on then-existing law, will be subject to certain assumptions, qualifications, and exclusions, and will be based in part on the truth and accuracy of certain representations by Hennessy Funds Trust on behalf of the Acquiring Funds. Moreover, the opinion will be based upon certain assumptions and representations of the Target Funds and the Acquiring Funds, including that the shareholders of the corresponding Target Funds before the Reorganizations will be substantially identical to the shareholders of the respective Acquiring Funds after the Reorganizations. If any of these representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.

Shareholders should consult their own advisors concerning potential tax consequences of the Reorganizations to them, including any applicable foreign, state, or local income tax consequences.

E.	Comparison of Shareholder Rights
The rights of the shareholders of the Target Funds and the shareholders of the Acquiring Funds are substantially similar, with no material differences.

Governing Law. Each Target Fund is organized as a separate series of LiFT. Each Acquiring Fund is organized as a separate series of Hennessy Funds Trust. Each of LiFT and Hennessy Funds Trust is organized as a statutory trust under Delaware law.

Each of LiFT and Hennessy Funds Trust is authorized to issue an unlimited number of shares of beneficial interest, no par value and to classify or reclassify any issued shares or any series or classes into one or more series or classes. The operations of the Target Funds and the Acquiring Funds are governed by their respective trust instruments, bylaws, and applicable law.

Shareholder Rights. Under their respective organizational documents, shareholders of the Target Funds and the Acquiring Funds, as applicable, are not entitled to preemptive rights or conversion rights. Furthermore, shareholders of the Target Funds do not have dissenters’ or appraisal rights.

Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment adviser was unable to meet its obligations. Both the Target Funds and the Acquiring Funds are required to indemnify their respective trustees, as applicable, and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as trustees or officers, except under certain limited circumstances relating to the culpability of such trustees or officers.

Board of Trustees. The Target Funds’ Board is comprised of three Independent Trustees and one interested trustee. The Acquiring Funds’ Board is comprised of five Independent Trustees and one interested trustee.

For more information, refer to the Statement of Additional Information for the Target Funds, dated July 31, 2024, as amended and supplemented to date, and the Statement of Additional Information for the Acquiring Funds, dated [•], 2025, as may be supplemented to date.

F.	Capitalization
The following tables show the capitalization of each Target Fund and Acquiring Fund as of [•], 2025, giving effect to the proposed Reorganizations. The tables are examples of the number of shares of each of the Target Funds that would be exchanged for shares of the respective Acquiring Fund if the Reorganizations were consummated on [•], 2025, and they do not reflect the number of shares or value of shares that would actually be received if the Reorganizations occurs on the Closing Date.

	STF Growth & Income ETF	Hennessy Growth and Income ETF*	Pro Forma Combined

Aggregate Net Assets	$[•]	$0	$[•]

Shares Outstanding	$[•]	$0	$[•]

Net Asset Value Per Share	$[•]	$0	$[•]

	STF Growth ETF	Hennessy Growth ETF*	Pro Forma Combined

Aggregate Net Assets	$[•]	$0	$[•]

Shares Outstanding	$[•]	$0	$[•]

Net Asset Value Per Share	$[•]	$0	$[•]

* Prior to the proposed Reorganizations, the Acquiring Funds are not expected to have any assets.

V.	INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUNDS
A.	Investment Objectives and Investment Strategies
Target Funds

See the discussion under “Summary Comparison of the Target Funds and the Acquiring Funds – Investment Objectives, Principal Investment Strategies, and Investment Policies” and “Principal Risk Factors” for a discussion of the investment objectives, investment strategies, investment policies, and principal risks of the Target Funds. For further discussion of the Target Funds’ investment objectives, investment strategies, and risks, see the most current Prospectus of the Target Funds, as amended or supplemented.

Acquiring Funds

See the discussion under “Summary Comparison of the Target Funds and the Acquiring Funds – Investment Objectives, Principal Investment Strategies, and Investment Policies” and “Principal Risk Factors” for a discussion of the investment objectives, investment strategies, investment policies, and principal risks of the Acquiring Funds. In order to provide a degree of flexibility, the Acquiring Funds may change their investment objectives without obtaining shareholder approval. An investment objective is not a guarantee.

B.	Fees and Expenses
Target Funds

See the discussion under “Comparison Fee Tables and Examples.” See also the discussion of the Target Funds’ fees and expenses in the most current Prospectus of the Target Funds, as amended or supplemented.

Acquiring Funds

See the discussion under “Comparison Fee Tables and Examples.”

C.	Investment Adviser and Portfolio Managers
Target Funds – Investment Adviser

For a discussion of the Target Funds’ investment adviser, see the most current Prospectus of the Target Funds, as amended or supplemented.

A discussion regarding the basis for the Target Funds’ Board approving the investment advisory agreement for the Target Funds is available in the Target Funds’ Form N-CSR filing for the fiscal year ended March 31, 2024.

Acquiring Funds – Investment Adviser

A discussion regarding the basis for the Acquiring Funds’ Board approving the investment advisory agreement with Hennessy Advisors for the Acquiring Funds will be available in the Form N-CSR of the Acquiring Funds for the period ending September 30, 2025.

Hennessy Advisors is the investment manager of the Acquiring Funds. Hennessy Advisors, Inc. is located at 7250 Redwood Blvd., Suite 200, Novato, California 94945. Hennessy Advisors has been providing investment advisory services since 1989. Hennessy Advisors furnishes each series of Hennessy Funds Trust with office space and certain administrative services and provides most of the personnel needed by each series of Hennessy Funds Trust.

Target Funds – Portfolio Managers

The portfolio managers for the Target Funds are set forth below.

Jonathan Molchan has served as a Portfolio Manager of the Target Funds since their inception in 2022 and will serve as a Portfolio Manager of the Acquiring Funds upon their respective commencement of operations. Mr. Molchan has been Co-Chief Executive Officer and a Portfolio Manager for STFM since February 2022. Prior to joining STFM, he was a Portfolio Manager with Cowen Prime Advisors LLC. From 2019 until 2021, Mr. Molchan was a Managing Director and Portfolio Manager at Harvest Volatility Management, LLC (“Harvest”), where he focused on the management and creation of new investment solutions. Prior to joining Harvest in 2019, Mr. Molchan was Portfolio Manager and Head of Product Development at Horizon ETFs Management U.S., where he managed the firm’s options-based ETFs and helped lead all aspects of strategy development. He also held roles in portfolio management, risk, trading, and research at Recon Capital Partners and Millennium Management. He started his career as an analyst in 2006 at SAC Capital Advisors, where he focused on various quantitative volatility strategies in addition to global long/short equity. He holds a B.S. in Finance from Sacred Heart University.

Thomas Campbell has been a Portfolio Manager of the Target Funds since their inception in 2022. Mr. Campbell has more than 30 years of investment industry experience and founded STFM in 2015. As the Manager of STFM, he is responsible for the distribution and marketing support of investment research reports to third-party money managers. Mr. Campbell began his career at Transamerica Financial Advisors, Inc. in 1995 before leaving as Branch Office Manager to establish STFM. He holds a B.B.A. from McMurry University.

Acquiring Funds – Portfolio Managers

The portfolio managers for the Acquiring Funds are set forth below. Hennessy Advisors will employ one of the current portfolio managers of the Target Funds, Jonathan Molchan, as a portfolio manager of the Acquiring Funds. Accordingly, there will be substantial continuity between the day-to-day management of the portfolio of the Target Funds and the Acquiring Funds despite the change in investment adviser. The Acquiring Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Funds.

Jonathan Molchan. See Mr. Molchan’s biography above.

L. Joshua Wein, CAIA, has served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Gas Utility Fund, and the Hennessy Technology Fund since February 2021, and as the Co-Portfolio Manager of these Funds since February 2019. He served as a Senior Analyst of those same Funds from September 2018 through February 2019. He also has served as a Portfolio Manager of the Hennessy Energy Transition Fund and the Hennessy Midstream Fund since January 2022 and will serve as a Portfolio Manager of the Hennessy Tactical Growth and Income ETF and the Hennessy Tactical Growth ETF upon their commencement of operations. Mr. Wein served as Director of Alternative Investments and Co‑Portfolio Manager at Sterling Capital Management from 2008 to 2018.

D.	Performance and Portfolio Turnover
Target Funds

For a discussion of the Target Funds’ performance during the fiscal year ended March 31, 2024, and of the portfolio turnover of the Target Funds, see the Annual Report to Shareholders of the Target Funds for the fiscal year ended March 31, 2024. For such information during the six months ended September 30, 2024, see the Semi-Annual Report to Shareholders of the Target Funds for the six months ended September 30, 2024. Such reports are on file with the SEC, incorporated by reference into this Proxy Statement/Prospectus, and have previously been provided to the Target Funds’ shareholders.

Acquiring Funds

This section would normally include a bar chart and a table showing how the Acquiring Funds have performed and how their performance has varied from year to year. Because the Acquiring Funds have not commenced operations prior to the date of this Proxy Statement/Prospectus, the bar chart and table are not shown.

Because the investment objectives and principal investment strategies of the Acquiring Funds will be the same as the Target Funds and one portfolio manager providing day-to-day portfolio management services to the Acquiring Funds will be the same as for the Target Funds, the performance histories of the Target Funds are expected to carry over to the Acquiring Funds. Of course, past performance does not predict future results.

Performance information for the Target Funds are available in the most current Prospectus of the Target Funds, as amended or supplemented, which is on file with the SEC and incorporated by reference into this Proxy Statement/Prospectus, and which has previously been provided to the Target Funds’ shareholders. Of course, past performance does not predict future results.

Portfolio turnover information for the Acquiring Funds is not available because the Acquiring Funds have not commenced operations as of the date of this Proxy Statement/Prospectus. Portfolio turnover information for the Target Funds is available in the most current Prospectus of the Target Funds, as amended or supplemented, which is on file with the SEC and incorporated by reference into this Proxy Statement/Prospectus, and which has previously been provided to the Target Funds’ shareholders.

E.	Taxes, Dividends, and Distributions
The Target Funds

For a discussion of the Target Funds’ policy with respect to dividends and distributions and the tax consequences of an investment in the Target Funds’ shares, see the most current Prospectus of the Target Funds, as amended or supplemented.

The Acquiring Funds

Dividends and Distributions. The Hennessy Growth and Income ETF expects to pay out dividends, if any, on a monthly basis. The Hennessy Growth ETF expects to pay out dividends, if any, at least annually. Each Acquiring Fund expects to distribute any net realized capital gains to its shareholders at least annually. Each Acquiring Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Tax Information. The following discussion regarding U.S. federal income taxes is based on laws that were in effect as of the date of this Proxy Statement/Prospectus and summarizes only some of the important federal income tax considerations affecting the Acquiring Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Acquiring Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

Each Acquiring Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, an Acquiring Fund’s failure to qualify as a RIC would result in corporate level taxation and consequently, a reduction in income available for distribution to you as a shareholder.

Taxes on Distributions. The Acquiring Funds intend to distribute, at least annually, substantially all of their net investment income and net capital gains income. For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the applicable Acquiring Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by an Acquiring Fund for more than one year generally will result in long-term capital gains and losses, and sales of assets held by an Acquiring Fund for one year or less generally will result in short-term capital gains and losses. Distributions of an Acquiring Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Acquiring Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Acquiring Funds as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that an Acquiring Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of an Acquiring Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Acquiring Fund’s securities lending activities, if any, a high portfolio turnover rate, or investments in non-qualified foreign corporations. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from an Acquiring Fund that are attributable to dividends received by an Acquiring Fund from U.S. corporations, subject to certain limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of an Acquiring Fund’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations. Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Acquiring Funds.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of an Acquiring Fund’s shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to U.S. federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by an Acquiring Fund before your investment (and thus were included in an Acquiring Fund shares’ NAV when you purchased your shares).

You may wish to avoid investing in an Acquiring Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When an Acquiring Fund’s Shares are Sold on the Exchange. For U.S. federal income tax purposes, any capital gain or loss realized upon a sale of an Acquiring Fund’s shares generally is treated as a long-term capital gain or loss if shares have been held for more than 12 months and as a short-term capital gain or loss if shares have been held for 12 months or less. However, any capital loss on a sale of an Acquiring Fund’s shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. Any loss realized on a sale will be disallowed to the extent an Acquiring Fund’s shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of an Acquiring Fund’s shares. If disallowed, the loss will be reflected in an upward adjustment to the basis of an Acquiring Fund’s shares acquired.

Taxes on Purchases and Redemptions of Creation Units. An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

Hennessy Funds Trust, on behalf of an Acquiring Fund, has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of such Acquiring Fund and if, pursuant to Section 351 of the Code, such Acquiring Fund would have a basis in the securities different from the market value of such securities on the date of deposit. Hennessy Funds Trust also has the right to require information necessary to determine beneficial share ownership for purposes of such 80% determination. If an Acquiring Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of such Acquiring Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains).

An Acquiring Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. An Acquiring Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause an Acquiring Fund to recognize investment income or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, an

Acquiring Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

F.	Financial Highlights
The Target Funds

The financial highlights for the Target Funds since inception are attached hereto as Exhibit B.

The Acquiring Funds

Financial information is not available because the Acquiring Funds have not commenced operations as of the date of this Proxy Statement/Prospectus. The Acquiring Funds will be the successors to the accounting and performance information of the corresponding Target Funds after consummation of the Reorganizations.

G.	Distribution Arrangements
The Target Funds

For a discussion of the Target Funds’ distribution arrangement, see the most current Prospectus of the Target Funds, as amended or supplemented.

The Acquiring Funds

The Distributor serves as the distributor for the Acquiring Funds pursuant to a distribution agreement with Hennessy Funds Trust. Shares of the Acquiring Funds are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of at least 5,000 shares of an Acquiring Fund. The Distributor will not distribute an Acquiring Fund’s shares in amounts less than a Creation Unit. The Distributor distributes the Acquiring Funds’ shares on a best efforts basis.

H.	Fiscal Year
March 31 is the fiscal year of the Target Funds and the Acquiring Funds. However, the fiscal year of each of the Acquiring Funds may change following the closing of the Reorganizations in compliance with applicable laws or otherwise.

VI.	VOTING INFORMATION
All shares of each Target Fund are entitled to vote on the respective proposal. The presence of one‑third of a Target Fund’s outstanding shares present in person or represented by proxy and entitled to vote at each shareholders’ meeting constitutes a quorum at such meeting. Shareholders of each corresponding Target Fund will vote together to approve the Plan. Assuming a quorum is present, the Plan will be approved by the affirmative vote of a majority of the outstanding voting securities. As previously discussed, the “vote of a majority of the outstanding voting securities” means, with regard to shares of a Target Fund: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding shares present at the meeting if more than 50% of the aggregate outstanding shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding shares of such Target Fund.

The approval of the Plan by the shareholders of each of the Target Funds is required for the consummation of the Reorganizations on behalf of the Target Funds. If the Plan is not approved by a Target Fund’s shareholders, LiFT may seek to adjourn the special meetings of shareholders, in whole or in part, to obtain sufficient votes to approve the Plan by the shareholders of each of the Target Funds.

All shares represented by each properly signed proxy received before the meetings will be voted at the special meetings. Proxies may be voted by mail, by telephone at the toll-free telephone number listed on the enclosed proxy card, or via the Internet at the website shown on the enclosed proxy card. If a shareholder specifies how the proxy is to be voted on any business properly to come before the special meetings, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted “FOR” approval of the applicable Reorganization. If any other matters come before the special meetings, proxies will be voted by the persons named as proxies in accordance with their best judgment.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Plan to implement each Reorganization will occur only if a sufficient number of votes are cast “FOR” that proposal for that Target Fund. Abstentions and broker non-votes do not constitute a vote “FOR” and will have no effect on the outcome of the voting.

Shareholders may also being asked to vote on a proposal to adjourn one or both special meetings to solicit additional proxies if a quorum does not exist or if a quorum exists but there are insufficient votes at the time of the adjournment to approve the Plan. Any business that might have been transacted at the special meetings may be transacted at any such adjourned session at which a quorum is present. Approval of the proposal to adjourn one or both of the special meetings to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Plan, requires a majority of the votes represented at such special meetings, whether or not a quorum is present. A special meeting may be held as adjourned without further notice if such time and place are announced at the special meeting at which the adjournment is taken and the adjourned meeting is held within a reasonable time after the date set for the original meeting unless a new record date of the adjourned meeting is fixed by the Target Funds’ Board. Notice of any such adjourned meeting will be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the applicable Target Fund’s bylaws.

With respect to the proposal to adjourn, there will be no broker non-votes and abstentions will have no effect on the outcome of the proposal. Unless marked to the contrary, proxies received will be voted “FOR” the proposal to adjourn.

A.	Method and Cost of Solicitation
This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Target Funds’ Board for use at the special meetings. It is expected that the solicitation of proxies will be primarily by mail, telephone and via the Internet. STFM and Hennessy Advisors will bear equally the costs associated with soliciting and obtaining the proxy vote of the shareholders of the Target Funds, including the proxy advisory firm fees. The total expenses of the Reorganizations are estimated to be approximately $[•].

B.	Right of Revocation
Any shareholder giving a proxy may revoke it before it is exercised at the special meetings by submitting to the Secretary of LiFT a written notice of revocation or a subsequently signed proxy card, or by attending a special meeting and voting in person. A prior proxy can also be revoked through the website or toll-free telephone number listed on the enclosed proxy card. If not so revoked, the shares represented by the proxy will be cast at the special meetings and any adjournments, postponements, or continuations thereof. Attendance by a shareholder at a special meeting does not, in itself, revoke a proxy.

C.	Voting Securities and Principal Holders
Voting Securities of the Target Funds

Shareholders of each Target Fund at the close of business on [•], 2025 (the “Record Date”) will be entitled to be present and vote at the applicable special meeting. Each outstanding share is entitled to one vote as applicable. As of the Record Date, there were:

•
shares of STF Growth & Income ETF outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•]; and

•
shares of STF Growth ETF outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $[•].

Principal Holders of the Target Funds

Any person owning, directly or indirectly, more than 25% of the outstanding shares of a Target Fund is presumed to control such Target Fund. Principal holders are persons who own 5% or more of the outstanding shares of a Target Fund. DTC or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. As of the Record Date, the Target Funds do not have information regarding the record or beneficial ownership of shares of the Target Funds held in the names of DTC participants, as DTC has not provided the Target Funds with access to such information. As of the Record Date, the following shareholders were considered to be principal shareholders of each Target Fund:

[Tables to Be Inserted]

As of the Record Date, the officers and trustees of the Target Funds, as a group, owned of record and beneficially [•]% of the outstanding shares of STF Growth & Income ETF and [•]% of the outstanding shares of STF Growth ETF.

Principal Holders of the Acquiring Funds

The Acquiring Funds are newly created funds and have not issued any securities.

VII.	ADDITIONAL INFORMATION
Documents that relate to the Target Funds are available, without charge, by writing to LiFT c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, by calling 866-590-9112, or over the Internet at www.stfm.com.

Documents that relate to the Acquiring Funds will be available, without charge, by writing to Hennessy Funds Trust at 7250 Redwood Blvd., Suite 200, Novato, California 94945, by calling 1‑800-966-4353 or 1-415-899-1555 or over the Internet at hennessyetfs.com.

The Target Funds and the Acquiring Funds are each subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy materials, and other information relating to the Target Funds and the Acquiring Funds, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Target Funds and the Acquiring Funds, can be obtained by calling or writing the Target Funds or the Acquiring Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at 100 F Street, N.E., Washington D.C. 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington D.C. 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

It is expected that this Proxy Statement will be mailed to shareholders on or about [•], 2025.

VIII.	MISCELLANEOUS INFORMATION
A.	Other Business
The Target Funds’ Board knows of no other business to be brought before the special meetings. If any other matters come before the applicable special meeting, it is the intention of the Target Funds’ Board that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	Next Meeting of Shareholders
The Target Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Target Funds seek to avoid the expenses customarily incurred in the preparation of proxy materials and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganizations are not completed, the next meeting of the shareholders of each of the Target Funds will be held at such time as the Target Funds’ Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Target Funds at their office at a reasonable time before the meeting, as determined by the Target Funds’ Board, to be included in the Target Funds’ Proxy Statement and form of proxy relating to that meeting, and it must satisfy all other legal requirements.

C.	Legal Matters
The validity of the issuance of the Acquiring Funds’ shares will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.

D.	Experts
The financial statements of the Target Funds are incorporated by reference in the Statement of Additional Information, which is part of this Registration Statement, from the Target Funds’ Form N-CSR filing for the fiscal year ended March 31, 2024, and have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

By Order of the Board of Trustees of
Listed Funds Trust

_________________________________________
Kacie Briody
President and Principal Executive Officer

[•], 2025

EXHIBIT A

Agreement and Plan of Reorganization

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this ___ day of _________, 2025, by and between Hennessy Funds Trust, a Delaware statutory trust (“Hennessy Funds Trust”), on behalf of the Hennessy Tactical Growth and Income ETF and the Hennessy Tactical Growth ETF (each a “Surviving Fund” and, collectively, the “Surviving Funds”), and Listed Funds Trust, a Delaware statutory trust (“LiFT”), on behalf of the STF Tactical Growth ETF and the STF Tactical Growth & Income ETF (each a “Reorganizing Fund” and, together, the “Reorganizing Funds”). Each Surviving Fund was established as a shell to affect the transactions described in this Agreement. Shareholders of the Reorganizing Funds are referred to herein as “Investors.” (Each of Hennessy Funds Trust and LiFT is sometimes referred to herein as a “Party,” and collectively, “Parties,” and each of the Surviving Funds and each of the Reorganizing Funds is sometimes referred to herein as a “Fund.”) This Agreement shall be treated as if each Reorganization (as defined herein) between a Reorganizing Fund and a Surviving Fund contemplated hereby had been the subject of a separate agreement.

Hennessy Advisors, Inc. (“Hennessy Advisors”) and STF Management, LP (“STFM”) join this Agreement solely for purposes of this paragraph, Section 9, and Section 11.2. Each of Hennessy Advisors and STFM represent and warrant that the execution, delivery, and performance of this Agreement by such Party will have been duly authorized prior to the Closing Date (as defined in the preamble to Section 3) by all necessary action on the part of such Party, and this Agreement will constitute a valid and binding obligation of such Party enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles.

In accordance with the terms and conditions set forth in this Agreement, the Parties desire that all of the assets of each Reorganizing Fund (the “Assets”) be transferred to the applicable Surviving Fund, and in exchange such Surviving Fund shall assume all liabilities, expenses, costs, charges, and reserves of the applicable Reorganizing Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (the “Liabilities”) and issue shares of beneficial interest of the applicable Surviving Fund (“Shares”), and that these Shares be distributed pro rata immediately after the Closing (as defined in the preamble to Section 1), by each Reorganizing Fund to its Investors in liquidation of such Reorganizing Fund as follows:

•
All of the Assets of the STF Tactical Growth & Income ETF will be transferred to the Hennessy Tactical Growth and Income ETF, the applicable Surviving Fund, in exchange for Shares of such Surviving Fund, which will be distributed pro rata by the STF Tactical Growth & Income ETF to its Investors, and the Surviving Fund will assume all of the STF Tactical Growth & Income ETF’s Liabilities; and

•
All of the Assets of the STF Tactical Growth ETF will be transferred to the Hennessy Tactical Growth ETF, the applicable Surviving Fund, in exchange for Shares of such Surviving Fund, which will be distributed pro rata by the STF Tactical Growth ETF to its Investors, and the Surviving Fund will assume all of the STF Tactical Growth ETF’s Liabilities.

The Surviving Funds shall not assume any obligation of the Reorganizing Funds to file reports with the Securities and Exchange Commission (“SEC”), Internal Revenue Service, or any other U.S. federal, state, or local regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Reorganizing Funds.

It is intended that each Reorganization qualifies as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Surviving Fund and each Reorganizing Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to such Reorganization. This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Code.

Each Party’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of either Party, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on behalf of each of its Funds by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each of its Funds and, in the case of each Reorganizing Fund, that the interests of the Investors will not be diluted as a result of the Reorganization.

In consideration of the mutual promises and of the covenants and agreements hereinafter set forth, the Parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	PLAN OF REORGANIZATION
Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Reorganizing Fund shall assign, sell, convey, deliver, and otherwise transfer all of its Assets to the applicable Surviving Fund and such Surviving Fund shall continue the business of the Reorganizing Fund. The Surviving Fund shall, as consideration therefor, on the Closing Date, assume all of the Reorganizing Fund’s Liabilities and deliver to the applicable Reorganizing Fund, a number of Shares, the number of which shall be determined by dividing (a) the value of said Assets, net of the Liabilities, computed in the manner and as of the time and date set forth in Section 2.1, by (b) the net asset value of one Share computed in the manner and as of the time and date set forth in Section 2.2. Such transfer, delivery, and assumption shall take place as provided for in Section 3 (hereinafter referred to as the “Closing”). Immediately following the Closing, each Reorganizing Fund shall distribute the appropriate number of Shares to the Investors of the Reorganizing Fund in liquidation of the Reorganizing Fund, as provided in Section 1.2 hereof. The Agreement and transactions contemplated hereunder for each Reorganizing Fund and the applicable Surviving Fund are hereinafter referred to as the “Reorganization.”

1.1 (a) With respect to each Reorganizing Fund, the Assets shall consist of all property and assets of every kind and any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and rights of action, and receivables

(including dividend and interest receivables) owned by such Reorganizing Fund, and any prepaid expenses shown as an asset on the Reorganizing Fund’s books on the Closing Date.

(b) Not less than 10 calendar days before the Closing Date, each Reorganizing Fund will provide the applicable Surviving Fund with a schedule of its Assets and Liabilities, and upon receipt of the schedule, such Surviving Fund will (i) provide the applicable Reorganizing Fund with a copy of the current investment objective and policies applicable to the Surviving Fund or (ii) confirm if any changes to the investment objective and policies applicable to the Surviving Fund have been made since the filing of the Registration Statement (as defined in Section 4.6). Each Reorganizing Fund reserves the right to sell or otherwise dispose of any of the securities or other Assets shown on the list of the Reorganizing Fund’s Assets before the Closing Date, and will notify the applicable Surviving Fund if it acquires any additional securities between such time and the Closing Date.

Each Reorganizing Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, to discharge all of its known liabilities and obligations prior to the Closing Date (other than the obligations set forth in this Agreement). Each Surviving Fund will assume all of the Liabilities of the applicable Reorganizing Fund. The Surviving Funds shall not assume any Liability for any obligation of the Reorganizing Funds to file reports with the SEC, Internal Revenue Service, or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Reorganizing Funds. Subject to the terms and conditions hereof, at and after the Closing, the Liabilities of a Reorganizing Fund shall become and be the Liabilities of the applicable Surviving Fund and may be enforced against such Surviving Fund to the extent as if the same had been incurred by the Surviving Fund.

1.2 Immediately following the Closing, each Reorganizing Fund will distribute the Shares received by it pursuant to the preamble to Section 1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the Reorganizing Fund. The distribution will be accomplished by proper instructions, provided and signed by an authorized officer of Hennessy Funds Trust, to transfer Shares then credited to the Reorganizing Fund’s account on the books of the applicable Surviving Fund to open accounts on the books of such Surviving Fund established and maintained by the Surviving Fund’s transfer agent in the names of record of the applicable Reorganizing Fund’s Investors and representing the number of Shares due to each Investor of such Reorganizing Fund. All issued and outstanding shares of each Reorganizing Fund will be cancelled therewith on the Reorganizing Fund’s books, and any outstanding share certificates representing interests in the Reorganizing Fund will represent only the right to receive such number of Shares after the Closing as determined in accordance with the preamble to Section 1. Hennessy Funds Trust shall not issue certificates representing the Shares issued in connection with the Reorganization.

1.3 Following the transfer of the Assets by the Reorganizing Funds to the Surviving Funds, the assumption of the Liabilities by the Surviving Funds, and the distribution by the Reorganizing Funds of the Shares received by them pursuant to Section 1.2, the Reorganizing Funds shall terminate their qualification, classification, and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Reorganizing Funds is and shall remain the responsibility of the Reorganizing Funds up to and including the date on which the Reorganizing Funds are terminated and deregistered, subject to any reporting or other obligations described in Section 4.8.

2.	VALUATION
2.1 The value of the Assets shall be computed as of the time at which net asset value is calculated pursuant to the valuation procedures set forth in the Reorganizing Funds’ then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the Parties hereto (such time and date the “Valuation Date”). As of the close of business on the Valuation Date, the movement of records and materials of the Reorganizing Funds, and conversion thereof, to the fund accounting and administrative services agent of the Surviving Funds shall commence for completion prior to the Closing Date.

2.2 The net asset value of each Share shall be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the Surviving Fund’s then‑current Prospectus and Statement of Additional Information.

2.3 The number of Shares to be issued in exchange for the Assets shall be determined by multiplying the outstanding shares of the Reorganizing Fund by the ratio computed by dividing the net asset value per share of the Reorganizing Fund by the net asset value per Share on the Valuation Date, determined in accordance with Section 2.2.

2.4 All computations of value contemplated of the Surviving Funds shall be made by the Surviving Funds’ administrator in accordance with its regular practice as pricing agent. The Surviving Funds shall cause their administrator to deliver a copy of its valuation report to the Reorganizing Funds promptly following the Closing. All computations of value contemplated of the Reorganizing Funds shall be made by the Reorganizing Funds’ administrator in accordance with its regular practice as pricing agent. The Reorganizing Funds shall cause their administrator to deliver a copy of its valuation report to the Surviving Funds promptly following the Closing.

2.5 The Reorganizing Funds and the Surviving Funds agree to use all commercially reasonable efforts to resolve prior to the Closing Date any material pricing differences between the prices of Assets determined in accordance with the valuation procedures of the Reorganizing Funds and those determined in accordance with the valuation procedures of the Surviving Funds. All computations of value shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of a Fund.

3.	CLOSING AND CLOSING DATE
The Closing for the Reorganization shall occur immediately after the close of business (4:00 p.m., Eastern Time) on ____________, 2025, or on such other date as may be mutually agreed upon in writing by the Parties hereto (the “Closing Date”). All acts taking place at the

Closing shall be deemed to take place simultaneously, immediately after the close of business on the Closing Date unless otherwise provided.

3.1 The Surviving Funds’ custodian shall deliver at the Closing evidence that (a) the Assets have been delivered in proper form to the Surviving Funds as of the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Reorganizing Funds in conjunction with the delivery of the Assets.

3.2 The Reorganizing Funds shall deliver or cause their transfer agent to deliver at the Closing to the Secretary of the Surviving Funds a certificate of an authorized officer stating the number and percentage ownership of outstanding shares of each Reorganizing Fund owned by each Investor as of the Closing Date. The Surviving Funds shall issue and deliver or cause their transfer agent to issue and deliver to the Secretary of the Reorganizing Funds a confirmation evidencing the number of Shares to be credited on the Closing Date or provide evidence satisfactory to the Reorganizing Funds that such Shares have been credited to each Reorganizing Fund’s account on the books of the applicable Surviving Fund. At the Closing, each Party shall deliver to each other such bills of sale, checks, assignments, share certificates, receipts, or other documents, if any, that the other Party or its counsel may reasonably request.

3.3 Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Surviving Funds, accurate appraisal of the value of the Assets, net of Liabilities, of a Surviving Fund or a Reorganizing Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.	COVENANTS WITH RESPECT TO THE SURVIVING FUNDS AND THE REORGANIZING FUNDS
4.1 With respect to each Reorganizing Fund, LiFT has called or will call a meeting of Investors to consider and act upon this Agreement (the “Shareholders Meeting”) and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Reorganizing Fund’s liquidating distribution of Shares contemplated hereby, and for the Reorganizing Fund to terminate its qualification, classification, and registration if requisite approvals are obtained with respect to the Reorganizing Fund. LiFT, on behalf of the Reorganizing Funds, shall assist Hennessy Funds Trust, on behalf of the Surviving Funds, in preparing the notice of meeting, form of proxy, and proxy statement/prospectus (collectively, “Proxy Materials”) to be used in connection with that meeting and the registration statement on Form N-14 to be prepared by Hennessy Funds Trust pursuant to Section 4.6.

4.2 LiFT, on behalf of the Reorganizing Funds, covenants that the Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3 LiFT, on behalf of the Reorganizing Funds, will assist the Surviving Funds in obtaining such information as the Surviving Funds reasonably request concerning the beneficial ownership of shares of the Reorganizing Funds.

4.4 Subject to the provisions hereof, Hennessy Funds Trust, on behalf of the Surviving Funds, and LiFT, on behalf of the Reorganizing Funds, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated herein.

4.5 Each Reorganizing Fund shall furnish to the applicable Surviving Fund on the Closing Date, a final statement of the total amount of the Reorganizing Fund’s Assets and Liabilities as of the Closing Date.

4.6 Hennessy Funds Trust, on behalf of the Surviving Funds, has prepared and filed, or will prepare and file, with the SEC a registration statement on Form N-14 under the Securities Act of 1933, as amended, and the regulations thereunder (the “1933 Act”), relating to the Shares (the “Registration Statement”). The Reorganizing Funds have provided or will provide the Surviving Funds with necessary or advisable information and disclosure relating to the Reorganizing Funds for inclusion in the Proxy Materials, which are part of the Registration Statement, and with such other information and documents relating to the Reorganizing Funds as are requested by the Surviving Funds and as are reasonably necessary or advisable for the preparation of the Registration Statement.

4.7 After the Closing, Hennessy Funds Trust shall or shall cause its agents to prepare any U.S. federal, state, or local tax returns required to be filed by the Surviving Funds after the Closing Date.

4.8 Following the Closing, LiFT, on behalf of the Reorganizing Funds, will file promptly any final regulatory reports, including but not limited to any Form N-CEN, Form N‑PX, and Rule 24f-2 filings with respect to the Reorganizing Funds and also will take all other steps as are necessary and proper to effect the termination or declassification of the Reorganizing Funds in accordance with the laws of Delaware and other applicable requirements.

4.9 Hennessy Funds Trust and LiFT will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any tax returns, amended return, or claim for refund, in determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

4.10 Hennessy Funds Trust covenants to use all reasonable efforts to obtain appropriate approvals and authorizations required by the 1933 Act and the 1940 Act in order to continue the Surviving Funds’ operations after the Closing Date.

4.11 Except where otherwise required by law, the Parties shall not take a position on any applicable income tax returns inconsistent with the treatment of the Reorganization as a “reorganization,” within the meaning of Section 368(a) of the Code, and the Surviving Funds and

the Reorganizing Funds will comply with the recordkeeping and information filing requirements of Section 1.368-3 of the Treasury Regulations in accordance therewith.

5.	REPRESENTATIONS AND WARRANTIES
5.1 Hennessy Funds Trust, on behalf of the Surviving Funds, represents and warrants to LiFT, on behalf of the Reorganizing Funds, as of the date hereof and as of the Closing Date as follows:

(a) (i) Hennessy Funds Trust was duly created pursuant to its Trust Instrument, as amended (the “Trust Instrument”) by its Board for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware, and the Trust Instrument directs the Board to manage the affairs of Hennessy Funds Trust and grants them all powers necessary or desirable to carry out such responsibility, and (ii) Hennessy Funds Trust is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

(b) Each Surviving Fund is a legally designated, separate series of Hennessy Funds Trust, duly organized and validly existing under the laws of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement;

(c) The Registration Statement with respect to Hennessy Funds Trust and the Surviving Funds conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d) Each Surviving Fund is not in violation of, and the execution, delivery, and performance of this Agreement by Hennessy Funds Trust, for itself and on behalf of the Surviving Fund, does not and will not (i) violate the Trust Instrument or Bylaws of Hennessy Funds Trust, or (ii) to the best knowledge of Hennessy Funds Trust, result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking, to which Hennessy Funds Trust is a party or by which its properties or assets are bound;

(e) Except as previously disclosed in writing to the Reorganizing Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of Hennessy Funds Trust, threatened against the Surviving Funds or any of their properties or assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of business. Hennessy Funds Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Surviving Funds are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, their business or their ability to consummate the transactions contemplated herein;

(f) Each Surviving Fund was established by the Board of Hennessy Funds Trust in order to effect the transactions described in this Agreement. Because each Surviving Fund was formed solely for the purpose of consummating the Reorganization with the applicable Reorganizing Fund, each Surviving Fund will not hold more than a nominal amount of assets necessary to facilitate its organization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) between the date hereof and the Closing Date;

(g) As of the Closing Date, each Surviving Fund will have no shares of beneficial interest issued and outstanding prior to the consummation of the Reorganization. On and after the Closing Date, the authorized capital of each Surviving Fund will consist of an unlimited number of shares of beneficial interest, no par value per share. The Shares to be issued to the applicable Reorganizing Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and, except as set forth in such Surviving Fund’s Registration Statement, non-assessable by such Surviving Fund, and no shareholder of such Surviving Fund will have any preemptive right of subscription or purchase in respect thereof. Further, the issuance of such Shares will be in compliance with all applicable federal and state securities laws, including blue sky laws;

(h) As of the Closing Date, (i) no federal, state, or other tax returns of either Surviving Fund will have been required by law to be filed and no federal, state, or other taxes will be due by either Surviving Fund, (ii) neither Surviving Fund will have been required to pay any assessments, and (iii) neither Surviving Fund will have any tax liabilities. Consequently, as of the Closing Date, each Surviving Fund will not have any tax deficiency or liability asserted against them or question with respect thereto raised, and such Surviving Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(i) Each Surviving Fund intends to qualify and meet the requirements for treatment as a “regulated investment company” under Part I of Subchapter M of Subtitle A, Chapter 1 of the Code in respect of each taxable year, and it will not take any action inconsistent with meeting such requirements at any time through the Closing Date. Each Surviving Fund intends to comply in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its Shares and to withholding in respect of dividends and other distributions to shareholders and to avoid any potential material penalties that could be imposed thereunder;

(j) Neither Hennessy Funds Trust nor, to the knowledge of the Hennessy Funds Trust, any “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of Hennessy Funds Trust has been convicted of any felony or misdemeanor described in Section 9(a)(1) of the 1940 Act, nor, to the knowledge of Hennessy Funds Trust, has any investment adviser, or any “person associated” (as defined in the Investment Advisers Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “Investment Advisers Act”)) with any investment adviser of the Surviving Fund, been subject, or presently is subject, to any disqualification that would be a basis for denial, suspension, or revocation of registration of an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the 1934 Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the 1940 Act, and, to the knowledge of Hennessy Funds Trust, there is no proceeding or investigation that is reasonably likely to become the basis for, any such disqualification, denial, suspension, or revocation;

(k) There is no plan or intention for the Surviving Funds to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(l) Immediately after the Closing Date, the Surviving Funds will not be under the jurisdiction of a court in (i) a case under title 11 of the United States Code or (ii) a receivership, foreclosure or similar proceedings (as described in Section 368(a)(3)(A) of the Code);

(m) The execution, delivery, and performance of this Agreement on behalf of the Surviving Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Hennessy Funds Trust, the Board of Hennessy Funds Trust, and the Surviving Funds, and this Agreement will constitute a valid and binding obligation of Hennessy Funds Trust and the Surviving Funds enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles;

(n) On the effective date of the Registration Statement, at the time of the meeting of the Investors and on the Closing Date, any written information furnished by Hennessy Funds Trust with respect to the Surviving Funds for use in the Proxy Materials, the Registration Statement, or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(o) The Board of Hennessy Funds Trust was established and has been operated in accordance with the requirements and restrictions of Sections 10 and 16 of the 1940 Act and satisfies the fund governance standards as defined in Rule 0-1 under the 1940 Act. No trustee who has been identified as an “independent” or “non‑interested” in Hennessy Funds Trust’s most recent registration statement on Form N-1A is an “interested person” of Hennessy Funds Trust, as that term is defined in Section 2(a)(19) of the 1940 Act, or has had at any time during the past three years a material business or professional relationship with any investment adviser or sub-adviser or principal underwriter of the Surviving Funds or with the principal executive officer or any controlling person of any investment adviser or sub-adviser or the principal underwriter of the Surviving Funds other than as set forth in Hennessy Funds Trust’s registration statement on Form N-1A. To the knowledge of Hennessy Funds Trust, no trustee is ineligible under Section 9(a) or Section 9(b) of the 1940 Act to serve as a trustee to a registered investment company; and

(p) To the knowledge of Hennessy Funds Trust, no governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the regulations thereunder (the “1934 Act”), the 1940 Act, or Delaware law for the execution of this Agreement by Hennessy Funds Trust, for itself and on behalf the Surviving Funds, or the performance of this Agreement by Hennessy Funds Trust, for itself and on behalf of the Surviving Funds, except as specifically contemplated by this Agreement and as required under the 1933 Act, the 1940 Act, and any applicable state securities laws and any listing agreement with any securities exchange, and except for such consents, approvals, authorizations, and filings as may be required after the Closing Date.

5.2 LiFT, on behalf of the Reorganizing Funds, represents and warrants to the Hennessy Funds Trust, on behalf of the Surviving Funds, as of the date hereof and as of the Closing Date as follows:

(a) LiFT was duly created pursuant to its Declaration of Trust, as amended (the “Declaration of Trust”) by its Board for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Declaration of Trust and the By-Laws of LiFT (the “LiFT Bylaws”) directs the Board to manage the affairs of LiFT and the Reorganizing Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Reorganizing Funds’ business as currently conducted by the Reorganizing Funds and as described in its current registration statement, and LiFT is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b) Each Reorganizing Fund is a legally designated, separate series of LiFT, duly organized and validly existing under the laws of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement;

(c) All of the issued and outstanding shares of the Reorganizing Funds have been offered and sold in compliance in all material respects with applicable federal and state securities laws and the regulations thereunder, and all issued and outstanding shares of the Reorganizing Funds are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and nonassessable, free and clear of all liens, pledges, security interests, charges, or other encumbrances, and none of the Reorganizing Funds have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares, provided that no representation is given with respect to whether any shareholder of the Reorganizing Funds has granted a security interest in the shares owned by that shareholder or whose shares are otherwise subject to a lien or pledge;

(d) The registration statement with respect to LiFT and the Reorganizing Funds conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Reorganizing Funds are not in violation of, and the execution, delivery, and performance of this Agreement by LiFT, for itself and on behalf of the Reorganizing Funds, does not and will not (i) violate the Declaration of Trust or the LiFT Bylaws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking to which LiFT is a party or by which its properties or assets are bound;

(f) Except as previously disclosed in writing to the Surviving Funds, (i) no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of LiFT, threatened against any one of the Reorganizing Funds or any of its properties or Assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of its business, (ii) LiFT knows of no facts that might form the basis for the institution of any such proceeding or investigation, and (iii) neither Reorganizing Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(g) The audited financial statements of the Reorganizing Funds as of and for the fiscal year ended March 31, 2025 (copies of which have been furnished to the Surviving Funds), fairly present, in all material respects, the Reorganizing Funds’ financial condition as of such date and their results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no material debts, obligations, or Liabilities of the Reorganizing Funds (contingent or otherwise) known to the Reorganizing Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(h) Since the date of the most recent audited financial statements, there has not been any material adverse change with respect to either Reorganizing Fund’s financial condition, Assets, Liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by such Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Surviving Funds, prior to the Closing Date (for the purposes of this subparagraph, a decline in the Reorganizing Fund’s net asset value per share, a decrease in the Reorganizing Fund’s size due to redemptions, or a decline consistent with general equity market conditions shall not be deemed to constitute a material adverse change);

(i) The Reorganizing Funds have timely filed all U.S. federal and other material tax returns and reports that are required by law to have been filed by the Reorganizing Funds, all such tax returns and reports were complete and accurate in all material respects, all taxes owed by the Reorganizing Funds have been timely paid, and the Reorganizing Funds have provided to Hennessy Funds Trust all of the Reorganizing Funds’ previously filed tax returns. To the best of the Reorganizing Funds’ knowledge, no such return is currently under audit and no assessment of a tax deficiency has been made with respect to any such return;

(j) Each Reorganizing Fund has qualified and met the requirements for treatment as a “regulated investment company” under Part I of Subchapter M of Subtitle A,

Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Closing Date and has computed (or will compute) its U.S. federal income and excise tax liability, if any, under Sections 852 and 4982, respectively, of the Code;

(k) Neither Reorganizing Fund is a party to or bound by any agreement, undertaking, or commitment (i) to merge or consolidate with, or acquire all or substantially all of the property and assets of, any other corporation, trust, or person or (ii) to sell, lease, or exchange all or substantially all of its property and assets to any other corporation, trust or person;

(l) Neither LiFT nor, to the knowledge of LiFT, any “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of LiFT has been convicted of any felony or misdemeanor described in Section 9(a)(1) of the 1940 Act, nor, to the knowledge of LiFT, has any investment adviser, or any “person associated” (as defined in the Investment Advisers Act) with any investment adviser of the Reorganizing Funds, been subject, or presently is subject, to any disqualification that would be a basis for denial, suspension, or revocation of registration of an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)‑4(b) thereunder or of a broker-dealer under Section 15 of the 1934 Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the 1940 Act, and, to the knowledge of LiFT, there is no proceeding or investigation that is reasonably likely to become the basis for, any such disqualification, denial, suspension, or revocation;

(m) LiFT has furnished to Hennessy Funds Trust, on behalf of the Surviving Funds, or provided access to, with respect to the Reorganizing Funds, complete and true copies of the Reorganizing Funds’ (i) all post-effective amendments to the registration statement on Form N-1A filed by LiFT with the SEC pertaining to the last five years, (ii) annual and semi‑annual reports on Form N-CSR, together with any and all exhibits annexed thereto, and proxy statements pertaining to the last five years, each in the form delivered to shareholders, as well as any additional report or other material generally delivered to such shareholders since the delivery of such annual report or semi-annual report, as the case may be, and (iii) prospectuses, together with statements of additional information, filed with the SEC in the last five years, each in the form filed with the SEC (all of the foregoing documents referred to in clauses (i), (ii), and (iii) collectively referred to herein as the “Fund Statements”). The information contained in the Fund Statements did not as of the date of filing, effectiveness, or first use, as applicable, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make any material statement made therein, in light of the circumstances under which they were made, not misleading. Since the end of the period covered by the most recent annual or semi-annual report through the date hereof, there has occurred no event or condition (other than as a result of this Agreement and the transactions contemplated hereby) that would (A) require either Reorganizing Fund to file an additional amendment, registration statement, prospectus, prospectus supplement, report, or other document with the SEC, which document has not been so filed with the SEC and delivered to Hennessy Funds Trust or (B) require either Reorganizing Fund to conduct a meeting of its Investors;

(n) At the Closing Date, each Reorganizing Fund will have good and marketable title to the Assets and full right, power, and authority to assign, sell, convey, deliver,

and otherwise transfer the Assets hereunder, and upon delivery and payment for the Assets as contemplated herein, the Surviving Funds will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(o) The execution, delivery, and performance of this Agreement on behalf of the Reorganizing Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of LiFT, the Board of LiFT, and the Reorganizing Funds, and this Agreement will constitute a valid and binding obligation of LiFT and the Reorganizing Funds enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles;

(p) On the effective date of the Registration Statement, at the time of the meeting of the Investors and on the Closing Date, the information furnished by the Reorganizing Funds that is included in the Proxy Materials (exclusive of the portions of the Surviving Funds’ Prospectus contained or incorporated by reference therein) (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Reorganizing Funds, or by LiFT on behalf of the Reorganizing Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(q) LiFT maintains on behalf of the Reorganizing Funds insurance in amounts that, to the knowledge of LiFT, are customary within the industry. To the knowledge of LiFT, all of such insurance policies are valid, binding, and enforceable in accordance with its terms against the respective insurers and are in full force and effect. LiFT has not received written notice from its insurance carriers disclaiming coverage or defending a reservation of rights clause as to any of such notifications;

(r) LiFT has obtained those no‑action letters, exemptive orders, and other interpretive relief from the SEC and any other government entity necessary for the operation of the Reorganizing Funds. LiFT, on behalf of the Reorganizing Funds, has complied with all representations, terms, and conditions of each such no action letter, exemptive order, and other relief necessary to rely on the same;

(s) To the knowledge of LiFT, during the past three years, there has existed no unremedied pricing error or similar condition with respect to the Reorganizing Funds;

(t) The Board of LiFT was established and has been operated in accordance with the requirements and restrictions of Sections 10 and 16 of the 1940 Act and satisfies the fund governance standards as defined in Rule 0-1 under the 1940 Act. No trustee who has been identified as an “independent” or “non interested” in LiFT’s most recent registration statement on Form N-1A is an “interested person” of LiFT, as that term is defined in Section 2(a)(19) of the 1940 Act, or has had at any time during the past three years a material business or professional relationship with any investment adviser or sub-adviser or principal underwriter of the Reorganizing Funds or with the principal executive officer or any controlling person of any investment adviser or sub-adviser or the principal underwriter of the Reorganizing Funds other than as set forth in LiFT’s registration statement on Form N-1A. To the knowledge of LiFT, no trustee is ineligible under Section 9(a) or Section 9(b) of the 1940 Act to serve as a trustee to a registered investment company; and

(u) To the knowledge of LiFT, no governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or Delaware law for the execution of this Agreement by LiFT, for itself and on behalf of the Reorganizing Funds, or the performance of this Agreement by LiFT, for itself and on behalf of the Reorganizing Funds, except as specifically contemplated by this Agreement and as required under the 1933 Act, the 1940 Act, and any applicable state securities laws and any listing agreement with any securities exchange, and except for such consents, approvals, authorizations, and filings as may be required after the Closing Date;

(v) Neither Reorganizing Fund has, in the 12 months preceding the date hereof, received notice from the Nasdaq Stock Market that such Reorganizing Fund is not in compliance with the listing or maintenance requirements of the Nasdaq Stock Market. Each Reorganizing Fund is in material compliance with all such listing and maintenance requirements.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUNDS
The obligations of LiFT to consummate the Reorganization with respect to the Reorganizing Funds shall be subject to the performance by Hennessy Funds Trust, on behalf of the Surviving Funds, of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Surviving Funds:

6.1 This Agreement and transaction contemplated hereby shall have been duly adopted and approved by the Board of Hennessy Funds Trust.

6.2 All representations and warranties of Hennessy Funds Trust with respect to the Surviving Funds contained herein shall be true, correct, and complete in all respects (in the case of any representation or warranty qualified by materiality or material adverse change) or in all material respects (in the case of any representation or warranty not qualified by materiality or material adverse change) at and as of the Closing Date as though such representations and warranties were made at and as of such time (except those representations and warranties that address matters only as of specific date, the accuracy of which shall be determined as of that specified date in all respects).

6.3 Hennessy Funds Trust, on behalf of itself and the Surviving Funds, shall have in all material respects performed and complied with all covenants, agreements, and conditions required by this Agreement to be performed or complied with by it prior to or on the Closing Date.

6.4 Hennessy Funds Trust, on behalf of the Surviving Funds, shall have delivered to the Reorganizing Funds at the Closing a certificate executed on behalf of the Surviving Funds by Hennessy Funds Trust’s President, Vice President, Assistant Vice President, Secretary, or Assistant Secretary, in a form reasonably satisfactory to the Reorganizing Funds and dated as of the Closing Date, to the effect that the representations and warranties of Hennessy Funds Trust on behalf of the Surviving Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Reorganizing Funds shall reasonably request.

6.5 The Reorganizing Funds shall have received at the Closing an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust (“Counsel”), in a form reasonably satisfactory to the Reorganizing Funds (which opinion may be subject to customary qualifications), substantially to the effect that:

(a) Hennessy Funds Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b) each Surviving Fund is a separate portfolio of Hennessy Funds Trust, which is a Delaware statutory trust duly organized, validly existing, and in good standing under the laws of Delaware;

(c) this Agreement has been duly authorized, executed, and delivered by Hennessy Funds Trust on its behalf and on behalf of the Surviving Funds and, assuming due authorization, execution, and delivery of this Agreement on behalf of the Reorganizing Funds, and Hennessy Advisors, is a valid and binding obligation of Hennessy Funds Trust, enforceable against Hennessy Funds Trust in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles; and

(d) to the knowledge of such Counsel, no consent, approval, authorization, filing, or order of any court or governmental authority of the United States is required for the consummation of the Reorganization with respect to the Surviving Funds, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act (it being understood that such Counsel has made no independent investigation or analysis with respect to state securities laws and are not opining on such laws).

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUNDS
The obligations of Hennessy Funds Trust to consummate the Reorganization with respect to the Surviving Funds shall be subject to the performance by LiFT, on behalf of the Reorganizing Funds, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 This Agreement and transactions contemplated hereby shall have been duly adopted and approved by the Board of LiFT and by the requisite vote of Investors of each Reorganizing Fund at its Shareholders Meeting.

7.2 All representations and warranties of LiFT with respect to each Reorganizing Fund contained herein shall be true, correct, and complete in all respects (in the case of any representation or warranty qualified by materiality or material adverse change) or in all material respects (in the case of any representation or warranty not qualified by materiality or material adverse change) at and as of the Closing Date as though such representations and warranties were made at and as of such time (except those representations and warranties that address matters only as of specific date, the accuracy of which shall be determined as of that specified date in all respects).

7.3 LiFT, on behalf of itself and the Reorganizing Funds, shall have in all material respects performed and complied with all covenants, agreements, and conditions required by this Agreement to be performed or complied with by it prior to or on the Closing Date.

7.4 LiFT, on behalf of the Reorganizing Funds, shall have delivered to the Surviving Fund at the Closing a certificate executed on behalf of each Reorganizing Fund, by LiFT’s President, Secretary, Treasurer, or Chief Compliance Officer, in a form reasonably satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the representations and warranties of LiFT on behalf of the Reorganizing Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Surviving Fund shall reasonably request.

7.5 The Surviving Fund shall have received at the Closing an opinion of Morgan, Lewis & Bockius LLP, legal counsel to LiFT, in a form reasonably satisfactory to the Surviving Funds (which opinions may be subject to customary qualifications), substantially to the effect that:

(a) LiFT is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b) (i) LiFT is validly existing as an open-end management investment company, and it is in good standing under the laws of the State of Delaware; (ii) the Reorganizing Funds have each been established as separate series of LiFT in accordance with the Declaration of Trust; (iii) title to all of the Assets of each Reorganizing Fund is vested in LiFT; (iv) LiFT has the authority to conduct, operate, and carry on its business as presently conducted; and (v) pursuant to the Declaration of Trust, Investors shall have no preemptive or other right to subscribe to any additional shares or other securities issued by LiFT or any other series of LiFT;

(c) this Agreement has been duly authorized, executed, and delivered by LiFT on behalf of the Reorganizing Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the Surviving Funds, and Hennessy Advisors, is a valid and binding obligation of LiFT, enforceable against LiFT in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles;

(d) to the knowledge of such counsel, no consent, approval, authorization, filing, or order of any court or governmental authority of the United States is required for the consummation of the Reorganization with respect to either of the Reorganizing Funds, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act (it being understood that such counsel has made no independent investigation or analysis with respect to state securities laws and are not opining on such laws); and

(e) the shares of each Reorganizing Fund then issued and outstanding are duly registered under the 1933 Act on the appropriate form.

7.6 The transfer agent to the Reorganizing Funds shall have delivered to the Surviving Funds at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Surviving Funds and dated as of the Closing Date, to the effect that the shareholder records of each Reorganizing Fund are complete and accurate and as to such other matters as the Surviving Funds shall reasonably request.

7.7 The administrator, fund accountant, and custodian to the Reorganizing Funds shall have delivered to the Surviving Funds at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Surviving Funds and dated as of the Closing Date, to the effect that the books and records of each Reorganizing Fund covered by its contracts with the Reorganizing Funds are complete and accurate and as to such other matters as the Surviving Funds shall reasonably request.

7.8 The Reorganizing Funds shall arrange to make the Reorganizing Funds’ auditors available to the Surviving Funds and their agents to answer their questions at a mutually agreeable time prior to the Closing.

7.9 LiFT, on behalf of the Reorganizing Funds, shall have delivered to Hennessy Funds Trust, or shall have made provision for delivery as promptly as practicable after the Closing Date of, (i) a statement, accurate and complete in all material respects related to the Reorganizing Funds, of (1) the Assets, showing the tax basis of such Assets for U.S. federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Date; (2) the capital loss carryovers for the Reorganizing Funds for U.S. federal income tax purposes and the taxable years of the Reorganizing Funds (or its predecessors) in which such capital losses were recognized; (3) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Agreement); and (4) any unrealized gain or loss in such Assets (as determined as of the Valuation Date) for U.S. federal income tax purposes; (ii) the tax books and records of each Reorganizing Fund for preparing any tax returns required by law to be filed after the Closing Date; and (iii) such other tax information reasonably requested by Hennessy Funds Trust.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUNDS AND THE REORGANIZING FUNDS
The obligations of Hennessy Funds Trust, on behalf of the Surviving Funds, and of LiFT, on behalf of the Reorganizing Funds, herein are each subject to the further conditions that on or before the Closing Date with respect to the Surviving Funds and the Reorganizing Funds:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of Investors of the Reorganizing Funds at the Shareholders Meeting in accordance with the provisions of the Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund.

8.2 On the Closing Date, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3 All consents of other Parties and all other consents, orders, approvals, and permits of federal, state, and local regulatory authorities (including, without limitation, those of the SEC and of state blue sky securities authorities, including any necessary no-action positions and exemptive orders from such federal and state authorities) deemed necessary by Hennessy Funds Trust, on behalf of the Surviving Funds, or LiFT, on behalf of the Reorganizing Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the Assets or properties of the Surviving Funds or the Reorganizing Funds.

8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. The SEC shall not have issued an unfavorable advisory report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act.

8.5 Hennessy Funds Trust, on behalf of the Surviving Funds, and LiFT, on behalf of the Reorganizing Funds, shall have each received an opinion of Counsel substantially to the effect that for U.S. federal income tax purposes, each Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code. In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, the facts set forth in the Proxy Materials, and on representations by Hennessy Funds Trust, on behalf of the Surviving Funds, and made by LiFT, on behalf of the Reorganizing Funds.

8.6 On or before the Closing Date, each Reorganizing Fund shall declare and pay a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Date, which, together with all previous such dividends, shall have the effect of distributing to such

Reorganizing Fund’s Investors all of the Reorganizing Fund’s previously undistributed (i) ”investment company taxable income” within the meaning of Section 852(b)(2) of the Code (computed without regard to Section 852(b)(2)(D) of the Code), (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) all of the Reorganizing Fund’s net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

9.	EXPENSES
9.1 Except as expressly provided in Section 9.3 and Section 9.4, Hennessy Advisors shall be responsible for paying all of the expenses of the Surviving Funds incurred by the Surviving Funds or any of their affiliates in connection with the transactions contemplated by this Agreement, including, without limitation, legal fees and costs, accounting and auditing fees, and any costs associated with meetings of the Board of Hennessy Funds Trust relating to the transactions contemplated by this Agreement.

9.2 Except as expressly provided in Section 9.3 and Section 9.4, STFM shall be responsible for paying all of the expenses of the Reorganizing Funds incurred by the Reorganizing Funds or any of their affiliates in connection with the transactions contemplated by this Agreement, including, without limitation, legal fees and costs, accounting and auditing fees, and any costs associated with meetings of the Board of LiFT an any meeting of shareholders of the Reorganizing Funds relating to the transactions contemplated by this Agreement.

9.3 STFM will retain Broadridge Financial Services, Inc. on behalf of the Reorganizing Funds, to assist in soliciting the approval of the shareholders of the Reorganizing Funds required to complete the transactions contemplated hereby. STFM and Hennessy Advisors shall each bear 50% of the costs and expenses associated with soliciting and obtaining the proxy vote of the shareholders of the Reorganizing Funds, including fees paid to Broadridge Financial Services, Inc.; provided, however, that (a) STFM shall bear its and the Reorganizing Funds’ legal fees and costs related to preparing, negotiating, and filing the N-14 Registration Statement, including any and all exhibits thereto and any ancillary documents; and (b) Hennessy Advisors shall bear its and the Surviving Funds’ legal fees and costs related to preparing, negotiating, and filing the N-14 Registration Statement, including any and all exhibits thereto and any ancillary documents.

9.4 Notwithstanding the foregoing, expenses will in any event be paid by the Party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the Reorganizing Funds or the Surviving Funds to qualify for treatment as a “regulated investment company” within the meaning of Section 851(a) of the Code, or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code, or otherwise result in the imposition of tax on either the Reorganizing Funds or the Surviving Funds or on any of their respective shareholders.

9.5 This Section 9 shall survive the Closing and any termination of this Agreement pursuant to Section 11.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 This Agreement constitutes the entire agreement between the Parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2 Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two‑year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies, as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with its terms.

11.	TERMINATION
11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

(a) either Party (i) in the event of the other Party’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing if such breach is incapable of being cured, (ii) if a condition to its obligations has not been met and it appears reasonably likely that such condition will not, or cannot, be met, or (iii) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization; or

(b) the mutual consent of both Parties to this Agreement.

11.2 If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any Party (including its trustees, officers, or shareholders) and Hennessy Advisors and STFM shall each bear their own expenses incidental to the preparation of carrying out of the Agreement as provided in Section 9; provided however that if the termination shall result from the material breach by a Party of a covenant or agreement of such Party contained in this Agreement, then such Party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching Party.

12.	AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of LiFT, on behalf of the Reorganizing Funds, and officers of Hennessy Funds Trust, on behalf of the Surviving Funds; provided, however, that following the Shareholders Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares to be delivered to the Reorganizing Funds’ Investors under this Agreement to the detriment of the Reorganizing Funds’ Investors, or otherwise materially and adversely affecting the Reorganizing Funds, without the Reorganizing Funds obtaining the Reorganizing Funds’ Investors’ further approval, except that nothing in this Section 12 shall be construed to prohibit the Surviving Funds and the Reorganizing Funds from amending this Agreement in writing without additional authorization to change the Closing Date or Valuation Date by mutual agreement.

13.	INDEMNIFICATION
13.1 Hennessy Funds Trust and the Surviving Funds shall indemnify, defend, and hold harmless LiFT and each of the Reorganizing Funds, its respective officers, trustees, employees, and agents against any and all claims, actions, damages, obligations, losses, liabilities, costs, and expenses, including reasonable attorneys’ fees, costs of collection, and other costs of defense, actually incurred by LiFT and arising from or in connection with (a) any breach of any representation or warranty of Hennessy Funds Trust, on behalf of itself and the Surviving Funds, contained in or made pursuant to this Agreement and (b) any breach of any covenant of Hennessy Funds Trust, on behalf of itself and the Surviving Funds, contained in or made pursuant to this Agreement. No Party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying Party or Parties no later than 24 months after the Closing Date, except that the representations and warranties contained in Sections 5.1(a) and 5.1(d) shall survive indefinitely.

13.2 LiFT and each of the Reorganizing Funds shall indemnify, defend, and hold harmless Hennessy Funds Trust and the Surviving Funds, its respective officers, trustees, employees, and agents against any and all claims, actions, damages, obligations, losses, liabilities, costs, and expenses, including reasonable attorneys’ fees, costs of collection, and other costs of defense, actually incurred by Hennessy Funds Trust and arising from or in connection with (a) any breach of any representation or warranty of LiFT, on behalf of itself and the Reorganizing Funds, contained in or made pursuant to this Agreement and (b) any breach of any covenant of LiFT, on behalf of itself and each of the Reorganizing Funds, contained in or made pursuant to this Agreement. No Party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying Party or Parties no later than 24 months after the Closing Date, except that the representations and warranties contained in Sections 5.2(a), 5.2(e), and 5.2(n) shall survive indefinitely.

14.	NOTICES
Any notice, report, statement, or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by registered letter, certified mail, or overnight express courier addressed to the following:

For Hennessy Funds Trust, on behalf of itself and the Surviving Funds, and Hennessy Advisors:

Hennessy Funds Trust 7250 Redwood Blvd, Suite 200 Novato, California 94945 Attention: President

With a copy to, which shall not constitute notice: Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202 Attention: Peter D. Fetzer

For LiFT, on behalf of itself and the Reorganizing Funds:

Listed Funds Trust c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202 Attention: Chad Fickett, Secretary

With a copy to, which shall not constitute notice: STF Management LP 6136 Frisco Square Boulevard, Suite 400 Frisco, Texas 75034 Attention: Jonathan Molchan and Thomas L. Campbell
15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
15.1 The section and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Sections, paragraphs, subparagraphs, or Exhibits shall be construed as referring to Sections, paragraphs, or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein,” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Section, paragraph, subparagraph, or sentence.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed in accordance with the laws of Delaware without regard to conflict of law provisions.

15.4 This Agreement shall bind and inure to the benefit of the Parties hereto and its respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of the other Parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the Parties hereto and its respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 It is expressly agreed that the obligations of the Reorganizing Funds hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of LiFT personally, but shall bind only the LiFT property of the Reorganizing Funds. The execution and delivery of this Agreement has been authorized by the Board of LiFT, on behalf of the Reorganizing Funds, and signed by authorized officers of LiFT, acting as such. Neither the authorization by such Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the LiFT property of the Reorganizing Funds.

* * *

[Signatures follow on the next page.]

IN WITNESS WHEREOF, each Party has caused this Agreement to be duly executed by its authorized officer.

Hennessy Funds Trust, for itself and on
behalf of the Hennessy Tactical Growth and
Income ETF and the Hennessy Tactical Growth ETF

___________________________________
Teresa M. Nilsen
Executive Vice President

Listed Funds Trust, for itself and on behalf of the STF Tactical Growth & Income ETF and the STF Tactical Growth ETF ___________________________________ [Name] [Title]
Hennessy Advisors, Inc., solely for purposes of the second paragraph hereof, Section 9, and Section 11.2 ___________________________________ Teresa M. Nilsen President	STF Management, LP, solely for purposes of the second paragraph hereof, Section 9, and Section 11.2 ___________________________________ [Name] [Title]

EXHIBIT B

Financial Highlights of the Target Funds

The following tables are intended to help you understand the financial performance of STF Tactical Growth & Income ETF and the STF Tactical Growth ETF (each, a “Target Fund” and, together, the “Target Funds”) for the periods show below. Certain information reflects financial results for a single Target Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been derived from financial statements audited by Cohen & Company, Ltd., an independent registered public accounting firm. Cohen & Company, Ltd.’s report and the Target Funds’ financial statements are included in the Form N‑CSR of the Target Funds, including their Annual Report to Shareholders for the fiscal year ended March 31, 2024, containing audited financial statements, which are available upon request.

Financial Highlights
STF Tactical Growth & Income ETF
For a share outstanding throughout each period

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended March 31, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$ 23.51	$ 20.72	$ 25.00

Income from investment operations:
Net investment income(2)	0.03	0.17	0.34
Net realized and unrealized gain (loss) on investments(3)	1.05	5.31	(2.59)
Total from investment operations	1.08	5.48	(2.25)

Less distributions:
Dividends from net investment income	(1.41)	(0.26)	(0.46)
Dividends from return of capital	—	(2.43)	(1.57)
Total distributions paid	(1.41)	(2.69)	(2.03)
ETF transaction fees per share	0.00	0.00(4)	0.00(4)
Net asset value, end of period	$ 23.18	$ 23.51	$ 20.72

TOTAL RETURN ON NET ASSET VALUE(5)	4.76%	28.15%	(8.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$ 33,616	$ 45,260	$ 20,199
Ratio of expenses to average net assets(6)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(6)	0.25%	0.74%	1.86%
Portfolio turnover rate(5)(7)	38%	135%	429%

(1)	Inception date of the Fund was May 18, 2022.
(2)	Calculated using average shares outstanding method.
(3)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rate excludes effect of in-kind transactions.

Financial Highlights
STF Tactical Growth ETF
For a share outstanding throughout each period

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended March 31, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$ 31.87	$ 24.74	$ 25.00

Income from investment operations:
Net investment income(2)	0.04	0.21	0.34
Net realized and unrealized gain (loss) on investments(3)	1.63	7.13	(0.26)
Total from investment operations	1.67	7.34	0.08

Less distributions:
Dividends from net investment income	(0.04)	(0.21)	(0.34)
Total distributions paid	(0.04)	(0.21)	(0.34)
ETF transaction fees per share	0.00	0.00(4)	0.00(4)
Net asset value, end of period	$ 33.50	$ 31.87	$ 24.74

TOTAL RETURN ON NET ASSET VALUE(5)	5.25%	29.83%	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$ 190,116	$ 185,650	$ 128,627
Ratio of expenses to average net assets(6)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(6)	0.25%	0.77%	1.66%
Portfolio turnover rate(5)(7)	46%	140%	423%

(1)	Inception date of the Fund was May 18, 2022.
(2)	Calculated using average shares outstanding method.
(3)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Amount represents less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rate excludes effect of in-kind transactions.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION,
SUBJECT TO COMPLETION, DATED MAY 19, 2025

For the Reorganizations of the

STF Tactical Growth & Income ETF
and STF Tactical Growth ETF,
each a Series of Listed Funds Trust

into the

Hennessy Tactical Growth and Income ETF
and Hennessy Tactical Growth ETF, respectively,
each a Series of Hennessy Funds Trust
_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Proxy Statement/Prospectus dated [•] [•], 2025, relating to the Special Meetings of Shareholders of the STF Tactical Growth & Income ETF (the “STF Growth & Income ETF”) and the STF Tactical Growth ETF (the “STF Growth ETF”) (each, a “Target Fund” and, together, the “Target Funds”), each a series of Listed Funds Trust (“LiFT”), to be held on [•] [•], 2025, at the offices of LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The purpose of such meetings are to seek shareholder approval of an Agreement and Plan of Reorganization under which the Target Funds would be reorganized into the Hennessy Tactical Growth and Income ETF (the “Hennessy Growth and Income ETF”) and the Hennessy Tactical Growth ETF (the “Hennessy Growth ETF”) (each, an “Acquiring Fund” and, together, the “Acquiring Funds”), respectively, each a series of Hennessy Funds Trust. Pursuant to such Agreement and Plan of Reorganization, all of the assets of each Target Fund will be transferred to the corresponding Acquiring Fund, in exchange for shares of such Acquiring Fund, which will be distributed pro rata by the Target Funds to their shareholders and the Acquiring Funds will continue the business and assume the corresponding Target Funds’ liabilities.

Shares of the STF Growth & Income ETF and the STF Growth ETF are listed on The NASDAQ Stock Market LLC under the ticker symbol TUGN and TUG, respectively. Shares of the Acquiring Funds will be listed on The NASDAQ Stock Market LLC; however, because the Acquiring Funds will commence operations on or after the date of this Statement of Additional Information, they do not yet have a ticker symbol.

Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to LiFT at 615 East Michigan Street, Milwaukee, Wisconsin 53202, by calling the Target Funds at 866-590-9112, or over the Internet at www.stfm.com.

TABLE OF CONTENTS

INTRODUCTION	1
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE	1
ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS	1
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS	1
SUPPLEMENTAL FINANCIAL INFORMATION	2

B-i

INTRODUCTION

This Statement of Additional Information (this “SAI”) is intended to supplement the information provided in the Proxy Statement/Prospectus dated [•] [•], 2025 (the “Proxy Statement/Prospectus”), relating to the proposed reorganizations (the “Reorganizations”) of the STF Tactical Growth & Income ETF (the “STF Growth & Income ETF”) and the STF Tactical Growth ETF (the “STF Growth ETF”) (the STF Growth & Income ETF and the STF Growth ETF, collectively, the “Target Funds”), each a series of Listed Funds Trust, into the Hennessy Tactical Growth and Income ETF (the “Hennessy Growth and Income ETF”) and the Hennessy Tactical Growth ETF (the “Hennessy Growth ETF”) (the Hennessy Growth and Income ETF and the Hennessy Growth ETF, collectively, the “Acquiring Funds”), respectively, each a series of Hennessy Funds Trust. The Proxy Statement/Prospectus has been sent to the shareholders of the Target Funds in connection with the solicitation of proxies to be voted at the special meetings of stockholders of the Target Funds to be held on [•] [•], 2025.

EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this SAI, which means that they are legally considered to be a part of this SAI:

•	Statement of Additional Information of the Target Funds, dated July 31, 2024, as supplemented to date (the “Target Funds’ SAI”);
•	Form N-CSR of the Target Funds, including their Annual Report to Shareholders, for the fiscal year ended March 31, 2024, containing audited financial statements;
•	Form N-CSRs of the Target Funds, including their Semi-Annual Report to Shareholders for the six months ended September 30, 2024, containing unaudited financial statements; and
•	Preliminary Statement of Additional Information of the Acquiring Funds, dated [•] [•], 2025 (the “Acquiring Funds’ SAI”).
ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS

Additional information about each Target Fund can be found in the Target Funds’ SAI, which is incorporated by reference herein.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Additional information about each Acquiring Fund can be found in the Acquiring Funds’ SAI, which is incorporated by reference herein.

B-1

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees and expenses of the Target Funds, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the Reorganizations, are included in the “Comparison Fee Tables and Examples” section in the Proxy Statement/Prospectus.

The Reorganizations will not result in a material change to the Target Funds’ investment portfolio due to investment restrictions. As a result, a schedule of investments of the Target Funds modified to show the effects of such change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Target Funds’ portfolios in advance of the Reorganizations and/or the Acquiring Funds’ portfolios following the Reorganizations. The Target Funds do not expect to undertake any portfolio repositioning in connection with the Reorganization, as the Acquiring Funds are newly created, with no operations prior to consummating the Reorganizations, and have the same investment objectives and investment strategies as the Target Funds. In addition, the Acquiring Funds will be the surviving funds of the Reorganizations for accounting purposes. There are no material differences in the accounting, valuation and tax policies of the Target Funds as compared to those of the Acquiring Funds.

B-2

__________________________________

HENNESSY FUNDS TRUST

Part C.  Other Information

May 19, 2025
__________________________________

Item 15.          Indemnification

Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Amended and Restated Trust Instrument of Hennessy Funds Trust (“Registrant”), dated October 14, 2020, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE 10
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.1.  LIMITATION OF LIABILITY.  A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission, or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in such individual’s capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2.  INDEMNIFICATION.  Subject to the exceptions and limitations contained in Section 10.2(B):

(i) every Person who is, or has been, a Trustee or officer of the Trust (a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such Person in connection with any claim, action, suit, or proceeding in which such Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such Person in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(B)          No indemnification shall be provided to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (1) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office or (2) not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office,

(1)	by the court or other body approving the settlement;

(2)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(3)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(C)          The rights of indemnification in this Trust Instrument may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(D)          Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 10.2(A) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that such Covered Person is not entitled to indemnification under this Section 10.2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Section 10.3.  SHAREHOLDERS.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of being or having been a Shareholder of such Series and not because of such Shareholder’s acts or omissions or for some other reason, the Shareholder or former Shareholder (or such Shareholder’s or former Shareholder’s heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.          Exhibits

1.            Charter of the Registrant:

(a) Restated Certificate of Trust.(8)

(b) Certificate of Amendment to the Certificate of Trust.(2)

(c) Certificate of Amendment to the Certificate of Trust.(8)

(d) Amended and Restated Trust Instrument.(12)

(e) Amended and Restated Written Instrument Designating and Establishing Series and Classes – Filed Herewith.

(f) Form of Amended and Restated Written Instrument Designating and Establish Series and Classes – Filed Herewith.

2.             Amended and Restated Bylaws.(12)

3.            See relevant portions of Certificate of Trust, as amended, Trust Instrument, and Bylaws.

4.            Form of Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed herewith as Part A to this Registration Statement on Form N‑14.

5.            Reference is made to Exhibits (1) and (2).

6.            Investment Advisory Contracts:

(a) Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(3)

(b) Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(4)

(c) First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(7)

(d) Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund.(5)

(e) First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund.(6)

(f) Amended and Restated Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Energy Transition Fund and the Hennessy Midstream Fund.(13)

(g) Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF).(15)

(h) First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF).(17)

(i) Second Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF) – Filed Herewith.

(j) Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Tactical Growth and Income ETF and the Hennessy Tactical Growth ETF – Filed Herewith.

(k) Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.(4)

(l) Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income allocation) between Hennessy Advisors, Inc. and FCI Advisors.(4)

(m) Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity allocation) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.(4)

(n) Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.(5)

(o) First Amendment to Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.(9)

(p) Sub-Advisory Agreement for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF) between Hennessy Advisors, Inc. and Stance Capital, LLC.(15)

(q) First Amendment to Sub-Advisory Agreement for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF) between Hennessy Advisors, Inc. and Stance Capital, LLC.(17)

(r) Second Amendment to Sub-Advisory Agreement for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF) between Hennessy Advisors, Inc. and Stance Capital, LLC – Filed Herewith.

(s) Sub-Advisory Agreement for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF) between Hennessy Advisors, Inc. and Vident Advisory, LLC.(15)

(t) First Amendment to Sub-Advisory Agreement for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF) between Hennessy Advisors, Inc. and Vident Advisory, LLC – Filed Herewith.

7.            Distribution Agreements:

(a) Distribution Agreement by and among Quasar Distributors, LLC, Registrant, and Hennessy Advisors, Inc.(12)

(b) Distribution Agreement (Novation) by and among Quasar Distributors, LLC, Registrant, and Hennessy Advisors, Inc.(13)

(c) ETF Distribution Agreement for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF) by and between Quasar Distributors, LLC and Registrant.(15)

(d) Form of First Amendment to ETF Distribution Agreement by and between Quasar Distributors, LLC and Registrant – To Be Filed by Amendment.

(e) Form of Authorized Participant Agreement for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF), the Hennessy Tactical Growth and Income ETF, and the Hennessy Tactical Growth ETF.(15)

8.            None.

9.            Custodian Agreements:

(a) Custody Agreement between Registrant and U.S. Bank, National Association.(1)

(b) Sixth Amendment to Custody Agreement between Registrant and U.S. Bank, National Association.(15)

(c) Seventh Amendment to Custody Agreement between Registrant and U.S. Bank, National Association.(17)

(d) Form of Eighth Amendment to Custody Agreement between Registrant and U.S. Bank, National Association – To Be Filed by Amendment.

10.          12b-1 and 18f‑3 Plans:

(a) Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Growth Fund.(6)

(b) Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(4)

(c) Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Mid Cap 30 Fund.(6)

(d) Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Large Growth Fund.(6)

(e) Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Value Fund.(6)

(f) Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.(5)

(g) Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.(5)

(h) Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Energy Transition Fund.(13)

(i) Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Midstream Fund.(13)

(j) Distribution (Rule 12b-1) Plan for the Hennessy Japan Fund.(6)

(k) Distribution (Rule 12b-1) Plan for the Hennessy Japan Small Cap Fund.(6)

(l) Amended and Restated Rule 18f-3 Multi-Class Plan.(13)

11.          Opinion and Consent of Foley & Lardner LLP regarding legality of issuance of shares – Filed Herewith.

12.          Form of Opinion and Consent of Foley & Lardner LLP regarding tax matters – Filed Herewith.

13.          Other Material Contracts:

(a) Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(1)

(b) Addendum to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(11)

(c) Fifth Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (11)

(d) Sixth Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(15)

(e) Form of Eighth Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC – To Be Filed by Amendment.

(f) Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(1)

(g) Addendum to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(11)

(h) Sixth Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(15)

(i) Seventh Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(17)

(j) Form of Eighth Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC – To Be Filed by Amendment.

(k) Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(15)

(l) Fifth Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(15)

(m) Sixth Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(17)

(n) Form of Seventh Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC – To Be Filed by Amendment.

(o) Second Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for all Funds.(13)

(p) Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Energy Transition Fund and the Hennessy Midstream Fund.(10)

(q) First Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund. (11)

(r) Second Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund. (12)

(s) Third Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund. (13)

(t) Fourth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund.(16)

(u) Fifth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund.(18)

(v) Sixth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund.(19)

(w) Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(7)

(x) First Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(9)

(y) Second Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(10)

(z) Third Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(11)

(aa) Fourth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(12)

(ab) Fifth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(13)

(ac) Sixth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(16)

(ad) Seventh Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(18)

(ae) Eighth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(19)

(af) Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF).(15)

(ag) First Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF).(17)

(ah) Second Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF).(18)

(ai) Third Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF).(19)

(aj) Fourth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Sustainable ETF (formerly known as the Hennessy Stance ESG ETF) – Filed Herewith.

(ak) Amended and Restated Administrative Services Agreement among American Gas Association, Registrant on behalf the Hennessy Gas Utility Fund, and Hennessy Advisors, Inc.(11)

14.          Consent of Cohen & Company, Ltd., Independent Registered Public Accounting Firm – Filed Herewith.

15.           None.

16.          (a) Power of Attorney.(1)

(b) Power of Attorney.(11)

(c) Power of Attorney.(14)

(d) Power of Attorney.(17)

17.          Form of Proxy Cards – Filed Herewith.

 _________________

(1)	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement. Post‑Effective Amendment No. 16 was filed on July 1, 2005, and its accession number is 0000897069-05-001653.

(2)
Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement. Post‑Effective Amendment No. 24 was filed on December 15, 2008, and its accession number is 0000897069-08-001905.

(3)
Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement. Post‑Effective Amendment No. 26 was filed on November 23, 2009, and its accession number is 0000898531-09-000435.

(4)
Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement. Post‑Effective Amendment No. 34 was filed on February 28, 2013, and its accession number is 0000898531-13-000110.

(5)
Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement. Post‑Effective Amendment No. 38 was filed on February 28, 2014, and its accession number is 0000898531-14-000096.

(6)
Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement. Post‑Effective Amendment No. 43 was filed on February 29, 2016, and its accession number is 0000898531-16-000649.

(7)
Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement. Post‑Effective Amendment No. 47 was filed on February 28, 2017, and its accession number is 0000898531-17-000122.

(8)	Incorporated by reference to the Registration Statement on Form N-14 that was filed on June 13, 2017, and its accession number is 0000898531-17-000334.

(9)
Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement. Post‑Effective Amendment No. 49 was filed on February 28, 2018, and its accession number is 0000898531-18-000104.

(10)
Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement. Post‑Effective Amendment No. 53 was filed on February 28, 2019, and its accession number is 0000898531-19-000103.

(11)
Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement. Post‑Effective Amendment No. 55 was filed on February 28, 2020, and its accession number is 0000898531-20-000075.

(12)
Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement. Post‑Effective Amendment No. 57 was filed on March 1, 2021, and its accession number is 0001387131-21-003026.

(13)
Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement. Post‑Effective Amendment No. 59 was filed on February 28, 2022, and its accession number is 0001387131-22-002590.

(14)
Previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement.  Post-Effective Amendment No. 59 was filed on September 23, 2022, and its accession number is 0000897069-22-000549.

(15)
Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement. Post‑Effective Amendment No. 62 was filed on December 22, 2022, and its accession number is 0001387131-22-012657.

(16)
Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement. Post‑Effective Amendment No. 63 was filed on February 28, 2023, and its accession number is 0001387131-23-002518.

(17)
Previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement. Post‑Effective Amendment No. 64 was filed on December 26, 2023, and its accession number is 0001999371-23-001208.

(18)
Previously filed as an exhibit to Post-Effective Amendment No. 65 to the Registration Statement. Post‑Effective Amendment No. 65 was filed on February 28, 2024 (accession number 0001999371-24-002791) and refiled on February 29, 2024 (accession number 0001999371-24-0028460) solely to ensure that the series and classes/contracts information that appears on the EDGAR system correctly reflects all series and classes covered by Post-Effective Amendment No. 65.

(19)
Previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement. Post‑Effective Amendment No. 66 was filed on February 28, 2025, and its accession number is 0001999371-23-001208.

Item 17.          Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post‑effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the combined proxy statement and prospectus in a post‑effective amendment to this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 19th day of May, 2025.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/ Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	May 19, 2025

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

Claire Garvie*	Trustee	*

Douglas Franklin*	Trustee	*

/s/ Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	May 19, 2025

*By:      /s/ Teresa M. Nilsen
Teresa M. Nilsen
Attorney-in-fact
Dated as of May 19, 2025

Signature Page